    As filed with the Securities and Exchange Commission on November 7, 2002

                     Registration No. 811-8494 and 33-78408
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  -----------

                                   FORM N-1A
                             REGISTRATION STATEMENT

                                      UNDER

                          THE SECURITIES ACT OF 1933                 [x]

                           Pre-Effective Amendment No.__             [ ]

                        Post-Effective Amendment No. 27              [x]

                                       and
                             REGISTRATION STATEMENT
                                      UNDER

                      THE INVESTMENT COMPANY ACT OF 1940             [x]

                                Amendment No. 29

                       (Check appropriate box or boxes)              [x]
                                  -----------

                  LEADER Mutual Funds (formerly "Magna Funds")
               (Exact name of registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219


       Registrant's Telephone Number, Including Area Code: (800) 219-4182

Name and address
of agent for service                         Copy to
--------------------                         -------

Walter B. Grimm                              John M. Loder, Esq.
BISYS Fund Services                          Ropes & Gray
3435 Stelzer Road                            One International Place
Columbus, Ohio  43219                        Boston, MA 02110

                                  -----------

It is proposed that this filing will become effective (check appropriate box):
[ ]     Immediately upon filing pursuant to paragraph (b),

[ ]     60 days after filing pursuant to paragraph (a)(1),

[ ]     75 days after filing pursuant to paragraph (a)(2), or


[X]     on December 1, 2002 pursuant to paragraph (b) of Rule 485.


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectus for Investor Shares of the LEADER Growth Equity Fund (the "Investor Shares Prospectus") and the Statement of Additional Information for Investor Shares and Sweep Shares (the "SAI") of the LEADER Mutual Funds (the "Trust") are incorporated by reference to the Investor Shares Prospectus and SAI of Post-Effective Amendment No. 26 to the registration Statement on Form N-1A of the Trust, filed with the Securities and Exchange Commission on October 18, 2002.

Nothing in this filing is intended to amend or otherwise affect the Prospectuses for the Institutional Shares, Investor Shares or Sweep Shares relating to other series of the Trust.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                 SUBJECT TO COMPLETION, DATED NOVEMBER 8, 2002.

                           [LEADER MUTUAL FUNDS LOGO]


                           LEADER Growth Equity Fund


                              Institutional Shares

                                ---------------

                                   PROSPECTUS

                               DECEMBER    , 2002


                                ---------------

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

                              LEADER Mutual Funds
                      Notice of Privacy Policy & Practices

LEADER Mutual Funds recognizes and respects the privacy expectations of our customers(1). We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with LEADER Mutual Funds.

COLLECTION OF CUSTOMER INFORMATION

     We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and LEADER Mutual Funds or service providers to LEADER Mutual Funds.

DISCLOSURE OF CUSTOMER INFORMATION

     We may disclose all of the information described above to certain third parties who are not affiliated with LEADER Mutual Funds under one or more of these circumstances:

     - As Authorized - if you request or authorize the disclosure of the information.

     - As Permitted by Law - for example, sharing information with companies who maintain or service customer accounts for the LEADER Mutual Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Marketing Agreements - we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER INFORMATION

     We require service providers to the LEADER Mutual Funds:

     - to maintain policies and procedures designed to assure only appropriate access to information about customers of the LEADER Mutual Funds;

     - to limit the use of information about consumers of LEADER Mutual Funds to the purposes for which the information was disclosed or as otherwise permitted by law; and

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the LEADER Mutual Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of LEADER Mutual Funds.
---------------

(1) For purposes of this notice, the terms "customer" or "customers" includes both shareholders of LEADER Mutual Funds and individuals who provide nonpublic personal information to LEADER Mutual Funds, but do not invest in LEADER Mutual Funds shares.

         LEADER MUTUAL FUNDS          TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                   [GRAPHIC]
Carefully review this                             1  LEADER Growth Equity Fund
important section, which                          4  Fees and Expenses
summarizes the Fund's                             5  Investing for Defensive Purposes
objectives, strategies,                           5  Additional Information Regarding Fund Investments
investments, risks, past                             and
performance and fees.                                Policies

                                                FUND MANAGEMENT

                                   [GRAPHIC]
Review this section for                           6  Investment Advisor
details on the people and                         6  Portfolio Managers
organizations who oversee                         6  Distributor and Administrator
the Fund and its
investments.

                                                SHAREHOLDER INFORMATION

                                   [GRAPHIC]
Consult this section to                           7  Pricing of Fund Shares
obtain details on how shares                      8  Purchasing and Selling Your Shares
are valued, how to purchase,                      9  General Policies on Selling Shares
sell and exchange shares,                        10  Distribution Arrangements
related charges and payments                     10  Exchanging Your Shares
of dividends.                                    11  Dividends and Distributions
                                                 12  Taxation

 [GRAPHIC]

            RISK/RETURN SUMMARY AND FUND EXPENSES    LEADER GROWTH EQUITY

                                                            FUND


    INVESTMENT OBJECTIVE              Capital appreciation.
    PRINCIPAL INVESTMENT              The LEADER Growth Equity Fund invests primarily in common stocks of
    STRATEGIES                        companies that Union Planters Investment Advisors, Inc. (the "Advisor")
                                      believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants.



                                      A portion of the Fund's assets may be invested in securities of foreign issuers traded in U.S. securities markets. The Fund's investment in foreign issuers will be primarily through American Depositary Receipts ("ADRs"), which are certificates that represent an interest in the shares of a foreign-based corporation that are held in trust by a bank.



                                      The Advisor utilizes both "top-down" and "bottom-up" approaches in constructing the Fund's portfolio. This means the Advisor looks at the condition of the overall economy and industry segments in addition to data on individual companies. The Advisor selects stocks with the intent of realizing long-term capital appreciation, not for quick turnover. The
                                      Advisor exercises patience and discipline in making decisions to sell or continue to hold individual stocks over time. Decisions to sell portfolio holdings are generally the result of changes in the Advisor's assessment of a particular issue, changes in industry trends or other economic or financial conditions that create more attractive alternatives in similar issues.



    PRINCIPAL INVESTMENT RISKS        Two principal risks of investing in stocks are market risk and selection risk. Market risk means that the stock market in general has ups and downs, which may affect the performance of the individual stocks held by the Fund, and thus the performance of the Fund as a whole. Selection risk means that the particular stocks that are selected by the Advisor for the Fund may underperform the market or those stocks selected by other funds with similar objectives. The Fund invests principally in common stocks, which have historically presented greater potential for capital appreciation than fixed-income securities, but do not provide the same protection of capital or assurance of income and therefore may involve greater risk of loss.



                                      Growth Stock Risk:  The Fund may invest a significant portion of its assets in "growth" stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. Because the Fund invests principally in "growth" stocks, investors can expect lagging performance relative to other types of stock funds during periods when growth stocks underperform other types of equity securities. In addition, growth stocks can be more volatile than other types of stocks, such as
                                      "value" stocks. Because high-growth companies usually reinvest a high proportion of their earnings in their own businesses, they may lack the dividend income of other types of stocks that could cushion their decline in a falling market. Also, because investors buy growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LEADER GROWTH EQUITY FUND


                                      Foreign Issuer Risk: |The Fund's investments in foreign issuers (which will
                                      be primarily through ADRs) carry potential risks that are in addition to those associated with domestic investments. Such risks may include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) the lack of uniform accounting, auditing and financial reporting standards, and (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies.



                                      Investing in the Fund involves risks common to any investment in securities.
                                      By itself, no fund constitutes a balanced investment program. There is no guarantee that the Fund will meet its goals. When you sell your shares in the Fund, they may be worth more or less than you paid for them. It is possible to lose money by investing in the Fund.



                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.



                                      A more complete discussion of the Fund's investments and related risks can be found in the Statement of Additional Information.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LEADER GROWTH EQUITY FUND


          PERFORMANCE BAR CHART AND TABLE(1,2) -- INSTITUTIONAL SHARES

   PERFORMANCE INFORMATION
   The bar chart and table
   provide an indication of
   the risks of an investment
   in the Fund by showing
   changes in its performance
   from year to year and by
   showing how the Fund's
   average annual returns for
   one year, five years and
   ten years compare with
   those of a broad-based
   securities index and an
   index of funds that the
   Advisor believes have
   similar investment
   objectives. The Standard
   and Poor's Composite Stock
   Price Index (the "S&P
   500(R) Index") referenced
   in the table below is an
   unmanaged, independently
   maintained U.S. large
   capitalization stock index.
   The information provided
   regarding the Lipper Large
   Cap Growth Index shows how
   the Fund's average annual
   returns compare with the
   returns of an index of
   funds that the Advisor
   believes have similar
   investment objectives.

   Past performance does not
   necessarily indicate how
   the Fund will perform in
   the future.




                                                 PAST      FIVE      TEN
                                                 YEAR      YEAR    YEAR(3)
--------------------------------------------------------------------------------
 LEADER GROWTH EQUITY FUND                     (11.97)%   11.10%   10.75%
 S&P 500(R) INDEX                              (11.88)%   10.70%   12.93%
 LIPPER LARGE CAP GROWTH INDEX                 (23.87)%    7.50%   10.60%
--------------------------------------------------------------------------------


(1) Both the chart and the table assume reinvestment of all dividend and capital gain distributions.


(2) The above-quoted performance data reflects the performance of a predecessor fund for all periods prior to December [ ], 2002, adjusted to reflect the deduction of fees and expenses applicable to the Institutional Shares of the Fund as stated in this Prospectus under "Fees and Expenses" (i.e., adjusted to reflect anticipated fees and expenses, absent any fee waivers). The predecessor fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the Act and the Internal Revenue Code. If the predecessor fund had been registered under the Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Fund are substantially similar in all material respects to its predecessor fund.


(3) Prior to May 21, 1992, the predecessor fund operated under an investment objective, restrictions and guidelines that were different from those of the Fund. The average annual returns set forth above for ten years, therefore, includes returns for a period of time beginning January 1, 1992 and ending May 20, 1992 during which the predecessor fund operated under an investment objective, restrictions and guidelines that were different from those of the Fund. If the predecessor fund had operated under the same investment objective, restrictions and guidelines as the Fund during that period of time, its average annual returns may have been different.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

1992       3.51%
1993       1.83%
1994      -5.56%
1995      35.28%
1996      21.79%
1997      20.84%
1998      31.09%
1999      28.83%
2000      -1.97%
2001     -11.97%

[BAR CHART]

For the period January 1, 2002 through September 30, 2002, the Fund's total return was (30.86)%.


                                                                   Best quarter:          Q4   1998    21.52%
                                                                   Worst quarter:         Q1   2001   (9.32)%
                                                                   ---------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS

(for the periods ending

December 31, 2001)

------------------------------

   RISK/RETURN SUMMARY AND FUND EXPENSES                FEES AND EXPENSES


   FEES AND EXPENSES
   The following table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:

                                                                     LEADER
    SHAREHOLDER FEES                                              GROWTH EQUITY
    (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         FUND

    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A
    PERCENTAGE OF OFFERING PRICE)                                     None
    MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS       None
    MAXIMUM DEFERRED SALES LOAD                                       None
    ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
    FROM FUND ASSETS)
    MANAGEMENT FEES(1)                                                0.75%
    OTHER EXPENSES(2)                                                 1.35%
    TOTAL ANNUAL FUND OPERATING EXPENSES(3)                           2.10%


   (1) As of the date of this Prospectus, the Advisor is voluntarily waiving 0.75% of its management fee from the Fund. This waiver may be eliminated at any time in the Advisor's sole discretion.

   (2) Other Expenses are based on estimated amounts for the Fund's current fiscal year. Other Expenses include an annual administrative services fee of up to 0.30% for the Fund. Part or all of this fee, which is payable under an Administrative Services Plan (the "Plan") adopted by the Board of Trustees of LEADER Mutual Funds, may be paid to financial institutions that provide certain administrative services to their customers or other shareholders who own Institutional Shares of the LEADER Mutual Funds. As of the date of this Prospectus, no administrative services fees are being paid by the Fund under the Plan, but such fee could be imposed at any time. In addition, this figure includes a separate administrative fee of 0.20% for the Fund payable to BISYS Fund Services, Limited Partnership, as administrator of the Fund.

   (3) As a result of the Advisor's voluntary waiver of a portion of its management fee (see footnote 1 above) and the absence of any administrative service fees currently being paid under the Plan (see footnote 2 above), as of the date of this Prospectus, net annual operating expenses for the Fund are expected to be 1.05%. ACTUAL EXPENSES MAY BE HIGHER OR LOWER. THE ADVISOR MAY ELIMINATE ITS VOLUNTARY FEE WAIVER AT ANY TIME, AND THE FUND MAY COMMENCE MAKING PAYMENTS UNDER THE PLAN AT ANY TIME.


The Example at the right is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. It estimates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each period
  - no changes in the Fund's operating expenses
                                              EXAMPLE

                                                                                         1      3
                                                                                      YEAR   YEARS
                                          LEADER GROWTH EQUITY FUND                   $213   $658

   Because this example is hypothetical and for comparison only, your actual costs may be higher or lower. The examples do not reflect any fee waivers that may be in effect for part or all of the relevant period.

   RISK/RETURN SUMMARY AND FUND EXPENSES


   INVESTING FOR DEFENSIVE PURPOSES

   During adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments. If the Fund is investing defensively, it will not be pursuing its investment objective.

   ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND POLICIES

   Except for those policies specifically identified as "fundamental," the investment objective and policies set forth in this Prospectus may be changed by the Advisor, subject to review and approval by the Board of Trustees of LEADER Mutual Funds (the "Trust"), without shareholder vote. The Fund's investment objective is non-fundamental, and may be changed without shareholder vote.

   The Fund may invest in shares of other open-end investment companies, consistent with, and to the extent permitted by, applicable law. In addition, pursuant to an order issued by the U.S. Securities and Exchange Commission (the "SEC"), the Fund may invest a portion of its assets in one or more of the LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Treasury Money Market Fund, each a series of the Trust, for cash management purposes.

   The Fund may also enter into repurchase agreements and lend its portfolio securities. Repurchase agreements are agreements whereby a fund purchases a security and obtains a simultaneous commitment from the seller (typically a bank) to repurchase the security at an agreed upon price and date (typically one to seven days). These practices may enhance a fund's total return, but also involve risks, including credit and counterparty risk.

   For a more extensive discussion of the Fund's investments and related risks, please refer to the Statement of Additional Information.

 [GRAPHIC]

   FUND MANAGEMENT


   INVESTMENT ADVISOR


   Union Planters Investment Advisors, Inc. ("Union Planters Advisors" or the "Advisor"), One South Church Street, Suite 500, Belleville, Illinois 62220, serves as investment advisor to the LEADER Growth Equity Fund. Union Planters Advisors is a wholly-owned subsidiary of Union Planters Corporation, which is a bank holding company headquartered in Memphis, Tennessee with total assets of approximately $35 billion as of December 31, 2001.

   The Fund will pay Union Planters Advisors up to 0.75% (as a percentage of average daily net assets) for investment advisory services rendered to the Fund.

   Union Planter Advisors also serves as investment advisor to the LEADER Growth & Income Fund, LEADER Balanced Fund, LEADER Tax-Exempt Bond Fund, LEADER Intermediate Government Bond Fund, LEADER Short Term Bond Fund, LEADER Tax-Exempt Money Market Fund, LEADER Money Market Fund and LEADER Treasury Money Market Fund (together with the LEADER Growth Equity Fund, the "LEADER Mutual Funds").

   PORTFOLIO MANAGERS

   The Fund is co-managed by Lewis Laughlin and Gary J. Guthrie.


   Lewis Laughlin -- Mr. Laughlin is a graduate of Washington University School of Business and is currently Chairman Emeritus of Union Planters Advisors. Mr. Laughlin served as President and Chief Investment Officer of Union Planters Advisors from May 2001 until October 2002. From 1979 until May 2001, Mr. Laughlin served as Chief Investment Officer of Union Planters Trust and Investment Group. Mr. Laughlin has over 30 years of investment management experience.



   Gary J. Guthrie -- Mr. Guthrie is a graduate of Southern Illinois University and is currently Senior Vice President of Union Planters Advisors. In addition to managing the Fund, he also manages the LEADER Growth & Income Fund and the equity component of the LEADER Balanced Fund, each a series of the Trust, and has served as portfolio manager since each such Fund's inception in 1994 and 2001, respectively.


   DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") is the distributor of the Fund, and also provides management and administrative services to the Fund, including providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping and legal services. BISYS Fund Services, Inc. (the "Transfer Agent"), an affiliate of BISYS, acts as the fund accountant, transfer agent and dividend paying agent of the Fund. BISYS and BISYS Fund Services, Inc. are each located at 3435 Stelzer Road, Columbus, Ohio 43219.


   The Statement of Additional Information has more detailed information about the Advisor and the Fund's other service providers.

 [GRAPHIC]

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ----------------------------------------
   HOW NET ASSET VALUE IS
   CALCULATED
   The price of Fund shares is
   based on the Fund's net
   asset value, or NAV, which
   is calculated by adding the
   total value of the Fund's
   investments and other
   assets, subtracting its
   liabilities and then
   dividing that figure by the
   number of outstanding
   shares of the Fund:

              NAV =
   Total Assets - Liabilities
   ---------------------------
        Number of Shares
           Outstanding

   ---------------------------
AVOID TAX WITHHOLDING
The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

The per share NAV for the Fund is determined, and its shares are priced at the close of regular trading on the New York Stock Exchange (the "Exchange"), normally at 4:00 p.m. Eastern time (3:00 p.m. Central time), on days the Exchange is open for regular trading.

Your order for the purchase, sale or exchange of shares is priced at the next NAV calculated after a properly completed order is received and accepted by the Fund on any day that the Exchange is open for business. For example, if you place a purchase order to buy shares of the Fund, it must be received prior to the close of regular trading on the Exchange (generally 4:00 p.m. Eastern time) in order to receive the NAV calculated on that day. If your order is received after the close of regular trading on the Exchange that day, you will receive the NAV calculated on the next business day.

The Fund's securities, other than short-term debt obligations, are generally valued at current market prices unless market quotations are not available, in which case securities will be valued by a method that the Trust's Board of Trustees believes accurately reflects fair value. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost.

   SHAREHOLDER INFORMATION


   PURCHASING AND SELLING YOUR SHARES

   Institutional Shares of the Fund are available to investors through the Fund's Distributor or through certain banks or other financial institutions. If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's Distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-219-4182. The Fund reserves the right to refuse any order to buy shares.

   Investments in Institutional Shares of the Fund require a minimum investment of $1,000,000, which may be waived at the Advisor's or Distributor's discretion. If you purchase shares through a bank or other financial institution, these institutions may charge additional fees, require higher minimum investments or impose other limitations on buying and selling shares (such as an earlier cut-off time for purchase and sale requests). All purchases must be in U.S. dollars. Third-party checks are not accepted.

   Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's Distributor and for crediting your account with the proceeds. The Fund may charge a wire transfer fee of up to $15 per wire, and your financial institution may charge an additional fee.

   You may sell your shares on any day the Exchange is open for regular trading. Your sales price will be the NAV next determined after your sell order is received by the Fund, the Transfer Agent, or your investment representative. See "Pricing of Fund Shares" above. Normally you will receive your proceeds within a week after your request is received. See the section on "General Policies on Selling Shares" below.

   The Fund's Transfer Agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.

   If you purchased shares through a financial intermediary, please follow the instructions for purchases and sales set forth above. For all other shareholders, you may continue to purchase or redeem shares by wire by calling 1-800-219-4182 for instructions. You may also continue to purchase or redeem shares by mail, by writing to: LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754 (for overnight mail: LEADER Mutual Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219). For additional purchases, please use the investment slip attached to your account statement, and indicate the fund name, amount invested, and your account name and number, and make your check, bank draft or money order payable to "LEADER Mutual Funds." Please include your account number on the check.

   -----------------------------------------------------------------------------

   REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. You can, however, elect to receive them in cash. Capital gains are distributed at least annually.

   DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT MAY BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.
   -----------------------------------------------------------------------------
 8

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES

   VERIFYING TELEPHONE REDEMPTIONS

   The Trust has instituted procedures designed to ensure that telephone redemptions are made by authorized shareholders only. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. By completing an account application, you agree that the Trust, Distributor and Transfer Agent will not be liable for any loss incurred by you by reason of the Trust accepting unauthorized telephone redemption requests for your account if the Trust reasonably believes the instructions to be genuine and has employed reasonable procedures to confirm the instructions communicated by telephone are genuine. The Trust may accept telephone redemption instructions from any person identifying himself as the owner of an account or the owner's broker where the owner has not declined in writing to utilize this service.

   REDEMPTIONS WITHIN 10 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you may redeem any portion of it at any time. Proceeds from the redemption, however, will not be delivered to you until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a federal wire.

   REFUSAL OF REDEMPTION REQUEST

   The Fund may postpone payment for shares at times when the Exchange is closed or under any emergency circumstances as determined by the SEC. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Fund your request by regular or express mail at LEADER Mutual Funds c/o BISYS Fund Services Attn: T.A. Operations 3435 Stelzer Road Columbus, OH 43219. The request should include the name of your Fund and account number, the amount you wish to redeem, the address where your check should be sent, and the signature(s) of the account owner(s).

   REDEMPTION IN KIND

   The Fund reserves the right to make payment in securities rather than cash, known as a "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets), or in other circumstances where the Fund deems it to be in best interests of the Fund and its other shareholders. Redemptions in kind will consist of securities equal in market value to your shares. These securities will generally consist of liquid securities, but will not generally represent a pro rata share of the Fund's assets. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If by reason of a redemption or exchange your account falls below the applicable minimum initial investment, the Fund may ask you to increase your balance. If it is still below the minimum after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   CONTINUED

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

   DISTRIBUTION ARRANGEMENTS

   Institutional Shares are sold through the Distributor, and are available for purchase primarily by financial institutions, such as banks, trust companies, thrift institutions, mutual funds or other financial institutions acting on their own behalf or on behalf of their qualified accounts as well as by shareholders of LEADER Mutual Funds as of August 31, 2000, the date after which LEADER Mutual Funds began offering more than one class of shares.

   EXCHANGING YOUR SHARES

   You can exchange your Institutional Shares in the Fund for Institutional Shares of another LEADER Mutual Fund (see "Notes on Exchanges" below). No transaction fees are charged in connection with such exchanges.

   You must meet the minimum investment requirements for the LEADER Mutual Fund into which you are exchanging. Exchanges from one LEADER Mutual Fund to another are taxable.

   INSTRUCTIONS FOR EXCHANGING SHARES

   Exchanges may be made by sending a written request to LEADER Mutual Funds, P.O. Box 182754, Columbus OH 43218-2754, or by calling 1-800-219-4182. Please provide the following information:

     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name and class of the Fund from which the exchange is to be made

     - The name and class of the Fund into which the exchange is being made

   See "General Policies on Selling Shares" above for important information about telephone transactions.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES
   CONTINUED

   NOTES ON EXCHANGES

   The registration and taxpayer identification numbers of the two accounts must be identical. If you don't have an account with the new LEADER Mutual Fund, a new account will be opened with the same features unless you write to tell us to change them. The exchange privilege may be modified or eliminated at any time with 60 days' notice. The exchange privilege is available only in states where shares of the new Fund may be sold. If shares of the Fund are purchased by check, those shares cannot be exchanged until your check has cleared, which could take up to 10 days. All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund. Be sure to read the Prospectus carefully of any LEADER Mutual Fund into which you wish to exchange shares.

   DIVIDENDS AND DISTRIBUTIONS

   The Fund pays dividends to its shareholders from the Fund's net investment income and distributes any net capital gains that have been realized. Income dividends, if any, on the Fund are declared and paid quarterly. Capital gains, if any, for the Fund are distributed at least annually.

   SHAREHOLDER INFORMATION


   TAXATION

   FEDERAL TAXES

   The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund contemplates declaring as dividends each year all or substantially all of its net investment income (including net capital gain and tax-exempt interest income, if any). You may be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. Distributions properly designated by the Fund as derived from net capital gains of the Fund will be taxable to you as such, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

   You should note that if you purchase shares just prior to a capital gain distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

   You will generally recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another LEADER Mutual Fund, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

   One notable exception to these tax principles is that distributions on, and sales, exchanges and redemptions of shares held in an Individual Retirement Account (or IRA) or other tax-qualified plan will not be currently taxable.

   The foregoing is a summary of certain federal income tax consequences of investing in the Fund. For more information on the federal income taxation of the Fund, see the Statement of Additional Information. You should consult your tax advisor to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes).

The following additional information regarding LEADER Mutual Funds is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's Annual and Semi-Annual Reports to shareholders will contain additional information regarding the Fund's investments. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides additional information about the Fund's, including its operations and investment policies. It is incorporated by reference and is legally considered to be part of this prospectus.

You can get free copies of the Reports and the SAI, or request other information and discuss your questions about the Fund by contacting a broker or other financial institution that sells shares of the Fund, or by contacting the Fund directly at:

                            LEADER MUTUAL FUNDS

                            P.O. BOX 182754

                            COLUMBUS, OHIO 43218-2754

                            TELEPHONE: 1-800-219-4182

You can review information about the Fund including the Reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission (the "SEC") in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can get copies of the Reports, the SAI and other information about the Fund:

- For a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, by calling the SEC at 1-202-942-8090, or by electronic request at the following e-mail address: publicinfo@sec.gov.

- At no charge from the SEC's Website at http://www.sec.gov.

  INVESTMENT ADVISER                    ADMINISTRATOR & DISTRIBUTOR           TRANSFER AND DIVIDEND
  Union Planters Investment Advisors,   BISYS Fund Services, Limited          PAYING AGENT
  Inc.                                  Partnership                           BISYS Fund Services, Inc.
  One South Church Street               3435 Stelzer Road                     3435 Stelzer Road
  Suite 500                             Columbus, Ohio 43219                  Columbus, Ohio 43219
  Belleville, Illinois 62220

  CUSTODIAN                             INDEPENDENT ACCOUNTANTS               LEGAL COUNSEL
  Union Planters Bank,                  KPMG LLP                              Ropes & Gray
  National Association                  191 W. Nationwide Blvd.               One International Place
  One South Church Street               Suite 500                             Boston, Massachusetts 02110
  Suite 500                             Columbus, Ohio 43215
  Belleville, Illinois 62220

Investment Company Act file no. 811-8494

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER IS NOT PERMITTED.

                 SUBJECT TO COMPLETION, DATED NOVEMBER 8, 2002



                               LEADER MUTUAL FUNDS

                            LEADER GROWTH EQUITY FUND
                           LEADER GROWTH & INCOME FUND
                              LEADER BALANCED FUND
                           LEADER TAX-EXEMPT BOND FUND
                    LEADER INTERMEDIATE GOVERNMENT BOND FUND
                           LEADER SHORT TERM BOND FUND
                       LEADER TAX-EXEMPT MONEY MARKET FUND
                            LEADER MONEY MARKET FUND
                        LEADER TREASURY MONEY MARKET FUND
                   (EACH A "FUND" AND, TOGETHER, THE "FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES


                                DECEMBER __, 2002

      This Statement of Additional Information (the "Statement of Additional Information" or the "Statement") is not a prospectus. This Statement of Additional Information relates to the LEADER Mutual Funds (the "Trust") Prospectus for Institutional Shares of LEADER Growth Equity Fund dated December __, 2002 and the Prospectus for Institutional Shares of the Funds (other than LEADER Growth Equity Fund) dated January 1, 2002 (collectively, the "Prospectus"), and should be read in conjunction therewith. The contents of the Prospectus are hereby incorporated by reference into this Statement of Additional Information. A copy of the Prospectus may be obtained free of charge by writing to LEADER Mutual Funds, P.O. Box 182754, Columbus, OH 43218-2754, or by calling (800) 219-4182.


      The Trust's audited financial statements for the fiscal year ended August 31, 2002 included in the Trust's Annual Report are hereby incorporated by reference into this Statement of Additional Information. Copies of the Trust's Annual Report are available without charge upon request from LEADER Mutual Funds, P.O. Box 182754, Columbus, Ohio 43218-2754, or by calling (800) 219-4182.

                                TABLE OF CONTENTS

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS..............................1
INVESTMENT RESTRICTIONS.......................................................7
ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS
  AND RELATED RISKS..........................................................13
MANAGEMENT OF THE TRUST......................................................26
INVESTMENT ADVISORY AND OTHER SERVICES.......................................30
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................35
DESCRIPTION OF THE TRUST.....................................................37
NET ASSET VALUE AND PUBLIC OFFERING PRICE....................................43
SHAREHOLDER SERVICES.........................................................44
REDEMPTIONS..................................................................44
INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS.................46
PERFORMANCE INFORMATION......................................................51
APPENDIX A - DESCRIPTION OF CERTAIN FUND INVESTMENTS........................A-1
APPENDIX B - DESCRIPTION OF BOND RATINGS....................................B-1

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

      The investment objective and policies of each Fund of LEADER Mutual Funds are summarized in the Trust's Prospectus. The investment policies set forth in the Prospectus and in this Statement of Additional Information may be changed by Union Planters Investment Advisors, Inc. ("Union Planters Advisors"), the Funds' adviser, subject to review and approval by the Board of Trustees of the Trust (the "Board of Trustees"), without shareholder approval, except that any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The investment objectives of each of the Growth & Income Fund and Intermediate Government Bond Fund are fundamental.

      There is no assurance that any Fund will achieve its investment objective. The Funds are permitted to invest in a variety of different securities and instruments, subject to the policies and limitations set forth in the Prospectus and this Statement of Additional Information. The Funds are not required, however, to use all of the different investment instruments and techniques described in the Prospectus or this Statement of Additional Information. At any particular time, each Fund's assets will consist of investments that Union Planters Advisors believes are appropriate for that Fund under the market and economic conditions in effect at that time, consistent with the Fund's investment objectives and policies.

Growth Equity Fund

      As described in the Prospectus, the investment objective of the Growth Equity Fund is to seek capital appreciation. The Fund invests primarily in common stocks of companies that Union Planters Advisors believes have above-average growth potential. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, including common stocks, preferred stocks, convertible securities and warrants. The Fund may also invest a portion of its assets in securities of foreign issuers traded in the U.S. securities markets, which may subject it to special risks. The Fund may enter into repurchase agreements and lend its portfolio securities, and may engage in options transactions for hedging purposes.

Growth & Income Fund

      As described in the Prospectus, the investment objective of the Growth & Income Fund is to seek long-term growth of capital, current income and growth of income. The Fund invests primarily in common stocks, preferred stocks and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends (or interest, in the case of certain convertible securities). Over time, continued growth of earnings tends to lead to higher dividends and enhancement of capital value. The Fund may also purchase such securities which do not pay current dividends but which offer prospects for growth of capital and future income. The Fund may invest a portion of its assets in securities of foreign issuers traded in U.S. securities markets, which may subject it to special risks. The Fund allocates its investments among different industries and companies, and changes its portfolio securities for investment considerations and not for trading purposes.

      In addition, the Fund may invest up to 10% of its total assets in debt obligations with maturities of longer than one year at the time of purchase, including U.S. Government Securities (as defined below in the Section entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - U.S. Government Securities"), high grade bonds and notes of non-governmental issuers and other fixed-income securities generally suitable for investment by the Intermediate Government Bond Fund. The Fund may also invest in repurchase agreements, and may engage in options transactions for hedging purposes.

Balanced Fund

      As described in the Prospectus, the investment objective of the Balanced Fund is to maximize total return through a combination of growth of capital and current income consistent with preservation of capital. The Fund invests in a combination of equity securities (such as stocks), fixed-income securities (such as bonds) and money market instruments in relative proportions that Union Planters Advisors believes will offer attractive returns consistent with the Fund's objectives. Under normal market conditions, the Fund invests at least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities. The allocation of assets will vary with market conditions that may make equity securities, fixed-income securities or money market instruments more or less attractive.

      The Fund's equity securities will consist mainly of common stocks, but may also include preferred stocks and securities convertible into stocks, as well as warrants to purchase such securities.

      The Fund's investment in fixed-income securities will consist mainly of investment-grade bonds, but the Fund may invest in any kind of debt security issued by private corporations or the U.S. Government. With respect to its investment in bonds, the Fund will invest primarily in issues rated in one of the four highest categories by a nationally recognized statistical rating organization ("NRSRO") (that is, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Corporation ("Standard & Poor's") or Fitch Investors Service, Inc. ("Fitch")) or unrated issues deemed by Union Planters Advisors to be of comparable quality.

      If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

      Because the Balanced Fund invests in a combination of stocks and bonds, this Fund may invest in any of the types of securities in which either the Growth & Income Fund (as described above) or the Intermediate Government Bond Fund (as described below) may invest.

Tax-Exempt Bond Fund

      As noted in the Prospectus, the Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in obligations producing income exempt from federal income taxation, including municipal bonds, notes and commercial paper issued by states and other local government that are exempt from federal taxes, and at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in "bonds," which Union Planters Advisors deems to include all debt securities for this purpose. For additional information on the Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities."

      The Tax-Exempt Bond Fund may also invest in any of the securities and other instruments described below with respect to the Intermediate Government Bond Fund, including municipal bonds, notes and commercial paper issued by states and other local governments that are exempt from federal taxes as well as U.S. Government Securities, money market instruments or "private activity" bonds (some or all of which may produce income subject to federal alternative minimum tax). As a result, a portion of the income earned by the Tax-Exempt Bond Fund may not be exempt from federal income taxation when distributed to shareholders.

Intermediate Government Bond Fund

      As described in the Prospectus, the investment objective of the Intermediate Government Bond Fund is to achieve current income consistent with preservation of capital. The Fund pursues this objective by investing in a portfolio consisting primarily of U.S. Government Securities and high grade bonds and notes of non-governmental issuers. The Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in U.S. Government Securities, which include all securities issued or guaranteed by the U.S. Government or any of its agencies, authorities or instrumentalities. Repurchase agreements that are fully collateralized by U.S. Government Securities will be treated as U.S. Government Securities for the purpose of these percentage tests. U.S. Government Securities include certain mortgage-backed securities. In addition, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings) in "bonds," which Union Planters Advisors deems to include all debt securities for this purpose.

      On October 16, 2002, the Board of Trustees approved changing the Fund's name to the LEADER Intermediate Bond Fund, and eliminating the Fund's non-fundamental investment policy to invest, under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in U.S. Government Securities. These changes to the Fund's name and non-fundamental investment policies will become effective on January 1, 2003.

      The Fund seeks to maintain a dollar-weighted average portfolio maturity of between three and ten years, but may purchase individual securities with longer or shorter maturities. For purposes of computing average maturity, (1) securities that are subject to call, refund or redemption will be treated as maturing on the ultimate maturity date unless Union Planters Advisors believes it is probable that the issuer of the security will take advantage of the call, refund or redemption provision (in which case the date of such probable call, refund or redemption will be treated as the maturity date), (2) new issues by the Government National Mortgage Association ("GNMA") or the Federal National Mortgage Association ("FNMA"), which typically have a 30-year stated maturity, will be treated as having a 12-year maturity unless Union Planters Advisors believes, based on publicly available information from a nationally recognized source, that the issue will have a longer or shorter average life, and (3) certain nominally long-term securities will be deemed to have a shorter-maturity because of the existence of a demand feature exercisable by the Fund prior to the stated maturity.

      The securities in which the Fund invests include, but are not limited to:

- direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds;

- obligations of U.S. Government agencies, authorities or instrumentalities such as the Federal Home Loan Banks, FNMA, GNMA, the Federal Farm Credit Banks, the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") or the Tennessee Valley Authority;

- corporate debt obligations having floating or fixed rates of interest and rated in one of the four highest categories by an NRSRO (that is, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by Standard & Poor's or Fitch), or which are not rated but are of comparable quality in the judgment of Union Planters Advisors;

- asset-backed securities rated A or higher by an NRSRO, which may include, but are not limited to, interests in pools of receivables such as motor vehicle installment purchase obligations and credit card receivables;

-     mortgage-backed securities;

-     collateralized mortgage obligations; and

-     repurchase agreements collateralized by eligible investments.

If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intend to hold more than 5% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

      The Fund may also engage in options transactions for hedging purposes.

Short Term Bond Fund

      As described in the Prospectus, the Short Term Bond Fund seeks to provide a high level of current income consistent with the preservation of capital. Under normal market conditions, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) will be invested in bonds or other debt obligations. The Fund invests primarily in investment-grade bonds (that is, those rated at least Baa or BBB, or determined by Union Planters Advisors to be of comparable quality). The types of securities that the Fund may purchase include bonds of U.S. corporate and governmental issuers, U.S. dollar-denominated bonds of foreign issuers, and mortgage-backed and other asset-backed securities, as well as any other securities in which the Intermediate Government Bond Fund may invest (as described above). The Fund will normally maintain a dollar-weighted average portfolio maturity of three years or less, but may purchase individual securities with longer maturities.

      If a security's rating is reduced below the required minimum after the Fund has purchased it, the Fund is not required to sell the security, but may consider doing so. However, the Fund does not intent to hold more than 10% of its assets in securities that have been downgraded below investment grade (that is, below BBB or Baa).

Tax-Exempt Money Market Fund, Money Market Fund and Treasury Money Market Fund (each a "Money Fund" and, together, the "Money Funds")


      Each Money Fund will invest only in securities that Union Planters Advisors, acting under guidelines established by the Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain money market instruments in which the Money Funds may invest, and the related descriptions of the ratings of Standard & Poor's and Moody's, see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities. For additional information on the Tax-Exempt Money Market Fund's investment in tax-exempt securities, see the Section below entitled "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Tax-Exempt Securities".

      As described in the Prospectuses offering shares of the Money Funds, the Money Market Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Union Planters Advisors believes the risks are minimal.

      Considerations of liquidity, safety and preservation of capital may preclude the Money Funds from investing in money market instruments paying the highest available yield at a particular time. Each Money Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Money Fund may also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Money Funds, may result in frequent changes in each Money Fund's portfolio. There are usually no brokerage commissions as such paid by the Money Funds in connection with the purchase of securities of the type in which each Money Fund invests.

      As described in the Prospectuses offering shares of the Money Funds, all of the investments of each of the Money Funds will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each of the Money Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security by a Money Fund results in a dollar-weighted average portfolio maturity for such Fund in excess of 90 days, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments that are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

      The value of the securities held by the Money Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of a Money Fund's shares could require the sale of portfolio investments at a time when a sale might not be desirable.

      After purchase by a Money Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such a Fund. Neither event will necessarily require a sale of such security by such a Fund. However, any such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or Standard & Poor's (or another NRSRO approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

                             INVESTMENT RESTRICTIONS

      In addition to its investment objectives and policies set forth in the Prospectus, each Fund is subject to various other investment restrictions and policies. Two sets of investment restrictions and policies are set forth below - one set for the Growth Equity Fund, Growth & Income Fund, Balanced Fund, Tax-Exempt Bond Fund, Intermediate Government Bond Fund and Short Term Bond Fund (each a "Non-Money Fund" and, together, the "Non-Money Funds"), and one set for the Money Funds. Those restrictions and policies that are fundamental cannot be changed with respect to any Fund without shareholder approval (see page 1 of this Statement).

      Except as otherwise stated, all percentage limitations set forth in this Statement of Additional Information and/or the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

      Each Fund is a "diversified" fund as such term is defined under the Investment Company Act of 1940 (the "1940 Act"). This means that it is a fundamental policy of each Fund, which may not be changed without shareholder approval, that at least 75% of the value of each such Fund's total assets are represented by cash and cash items (including receivables), U.S. Government Securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the relevant Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. The Money Funds are subject to additional diversification requirements pursuant to Rule 2a-7 under the 1940 Act.

Investment Restrictions - Non-Money Funds

      Each Non-Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      (2) Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent any Fund from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)

      (3) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and (c) lending portfolio securities.)

      (4) Purchase any security (other than U.S. Government Securities) if, as a result, 25% or more of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

      (5) Borrow money in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.

      (6) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).

      (7) Issue senior securities. (For the purpose of this restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (6) below; any borrowing permitted by fundamental restriction (5) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Invest in companies for the purpose of exercising control or management.

      (2) Except for the Tax-Exempt Bond Fund, purchase any security (other than a U.S. Government Security) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer.

      (3) Invest more than 5% of its total assets (taken at current value) in securities of companies that (with predecessor companies) have a record of less than three years of continuous operations.

      (4) Except for the Tax-Exempt Bond Fund, acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues as a single class and all debt issues as a single class) or acquire more than 10% of the outstanding voting securities of an issuer.

      (5) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, each Fund generally may not: (a) invest more than 10% of its total assets (taken at current value) in such securities; (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value); or
(c) own more than 3% of the outstanding voting stock of any one investment company.) This policy does not limit the ability of the Non-Money Funds to invest in the Money Funds consistent with the terms of the Trust's SEC exemptive order. See "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS
- Investments in Other Investment Companies" herein.

      (6) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that each Fund may pledge assets having a value not exceeding 10% of its total assets to secure borrowings permitted by fundamental restriction (5) above. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)

      (7) Purchase or retain securities of an issuer if officers and Trustees of the Trust and officers and directors of its investment adviser who individually own more than 1/2 of 1% of the shares or securities of such issuer together own more than 5% of such shares or securities.

      (8) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Union Planters Advisors or its affiliates or accounts under their management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)

      (9) Purchase any illiquid security if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities; provided, however, that no more than 10% of the Fund's total assets may be invested in the aggregate in (a) restricted securities, (b) securities of companies that (with predecessor companies) have a record of less than three years of continuous operations and (c) securities that are not readily marketable.

      (10) Write or purchase puts, calls or combinations of both except that each Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indices or futures contracts and (c) write, purchase and sell put and call options on currencies and enter into currency forward contracts.

      (11) With respect to each of the Tax-Exempt Bond Fund and the Short Term Bond Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

      (12) With respect to the Intermediate Government Bond Fund, invest, under normal circumstances, (a) less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in U.S. Government Securities and (b) less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in bonds or other debt obligations.

      (13) With respect to the Growth Equity Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

      Any notice required to be delivered to shareholders of a Non-Money Fund for the purpose of announcing an intended change in non-fundamental policies
(11) - (13) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

      On October 16, 2002, the Board of Trustees approved changing the Intermediate Government Bond Fund's name to the LEADER Intermediate Bond Fund, and eliminating the Fund's non-fundamental investment policy to invest, under normal circumstances, at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in U.S. Government Securities. These changes to the Fund's name and non-fundamental investment policies will become effective on January 1, 2003.

      Each Non-Money Fund intends, based on the views of the staff of the SEC, to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to 15% of such Fund's net assets.

      Although authorized to invest in restricted securities, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to invest in such securities in the coming year. Although authorized to make short sales subject to the condition specified in fundamental restriction
(6) above, each Non-Money Fund as a matter of non-fundamental operating policy currently does not intend to make such short sales in the coming year. Although authorized under non-fundamental restriction (10) above to write, purchase and sell put and call options on currencies and to enter into currency forward contracts, each Non-Money Fund, as a matter of non-fundamental operating policy, currently does not intend to do so in the coming year.

Investment Restrictions - The Money Funds

      Each Money Fund will not:

      FUNDAMENTAL POLICIES:

      (1) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents.

      (2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales.

      (3) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower.

      (4) Make loans. (For purposes of this investment restriction, the following will not be considered the making of a loan: (a) entering into repurchase agreements, (b) purchasing bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or a type commonly purchased by financial institutions, and
(c) lending portfolio securities.)

      (5) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts.

      (6) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

      (7) Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by non-fundamental restriction (3) below; any borrowing permitted by fundamental restriction (3) above; any collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variational margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.)

      (8) With respect to the Tax-Exempt Money Market Fund, invest, under normal circumstances, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities the income from which is exempt from federal income tax.

      NON-FUNDAMENTAL POLICIES:

      (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves.

      (2) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities.

      (3) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost).

      (4) Make investments for the purpose of exercising control or management.

      (5) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities).

      (6) Write or purchase puts, calls or combinations thereof; except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, and (b) write, purchase and sell put and call options on securities, securities indices, futures contracts and currencies.

      (7) With respect to the Treasury Money Market Fund, invest, under normal market conditions, less than 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed as to interest or principal by the U.S. Treasury.

      Any notice required to be delivered to shareholders of the Treasury Money Market Fund for the purpose of announcing an intended change in non-fundamental policy (7) above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

      A Money Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid.

      The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Money Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

                        ADDITIONAL INFORMATION REGARDING
                       FUND INVESTMENTS AND RELATED RISKS

U.S. GOVERNMENT SECURITIES

      As described in the Prospectus, each Fund may invest in U.S. Government Securities. The term "U.S. Government Securities" includes direct obligations of the U.S. Treasury, as well as securities issued or guaranteed by U.S. Government agencies, authorities and instrumentalities, including, among others, the GNMA, the FHLMC, the FNMA, the Federal Housing Administration, the Resolution Funding Corporation, the Federal Farm Credit Banks, the Federal Home Loan Banks, the Tennessee Valley Authority, the Student Loan Marketing Association and the Small Business Administration. More detailed information about some of these categories of U.S. Government Securities follows.

      - U.S. Treasury Bills - Direct obligations of the United States Treasury that are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the U.S. Government.

      - U.S. Treasury Notes and Bonds - Direct obligations of the United States Treasury issued in maturities that vary between one and forty years, with interest normally payable every six months. They are backed by the full faith and credit of the U. S. Government.

      - "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. GNMA guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder of Ginnie Maes along with regular monthly payments of principal and interest.

      - "Fannie Maes" - The FNMA is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

      - "Freddie Macs" - The FHLMC is a corporate instrumentality of the U.S. Government. Freddie Macs are participation certificates issued by FHLMC that represent interests in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the U.S. Government.

      As described in the Prospectus, U.S. Government Securities do not involve the level of credit risk associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value.

TAX-EXEMPT SECURITIES

      As used in this Statement, the term "tax-exempt securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the appropriate state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

      Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

      In addition, certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

      The Tax-Exempt Bond Fund and Tax-Exempt Money Market Fund (together, the "Tax-Exempt Funds") may invest in tax-exempt securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on tax-exempt securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related tax-exempt securities will be exempt from federal income tax to the same extent as interest on the tax-exempt securities. The Tax-Exempt Funds may also invest in tax-exempt securities by purchasing from banks participation interests in all or part of specific holdings of tax-exempt securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Tax-Exempt Funds in connection with the arrangement. The Tax-Exempt Funds will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on tax-exempt securities in which it holds such participation interests is exempt from federal income tax.

      When a Fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. Stand-by commitments are commitments by banks to loan money up to a specified amount for a specified period, to be used only in a specified contingency. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. The Trust expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The Trust does not expect to assign any value to stand-by commitments.

      The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a Fund, an issue of tax-exempt securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by such Fund. Neither event will require the elimination of an investment from the Fund's portfolio (subject at all times, with respect to the Tax-Exempt Money Market Fund, Rule 2a-7 under the 1940 Act), but Union Planters Advisors will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

WHEN-ISSUED SECURITIES

      Each Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when a Fund that invests in fixed-income securities anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When a Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. Each Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting that Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

CONVERTIBLE SECURITIES

      The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion feature. A convertible security will normally also provide a fixed-income stream. For this reason, a convertible security may not decline in price as rapidly as the underlying common stock.

      Union Planters Advisors will select convertible securities to be purchased by the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. None of the Growth Equity Fund, the Growth & Income Fund or the Balanced Fund will generally purchase any convertible security that is rated below BBB by Standard & Poor's or Baa by Moody's (or that is unrated but determined by Union Planters Advisors to be comparable in quality to securities rated below BBB or Baa), if as a result of such purchase more than 5% of such Fund's total assets would be invested in such securities. Securities rated BBB or Baa or lower (and comparable unrated securities) have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer of these securities to make principal and interest payments than is the case with higher quality securities.

ZERO COUPON BONDS

      The Intermediate Government Bond Fund, the Tax-Exempt Bond Fund and the Short Term Bond Fund may each invest in zero coupon bonds. Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such bonds are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the bonds, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon bonds having similar maturities and credit quality. In order to satisfy requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), each Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon bonds. Because a Fund investing in zero coupon bonds will not on a current basis receive cash payments from the issuer in respect of accrued original issue discount, the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Fund to sell such securities at such time.

REPURCHASE AGREEMENTS

      Each Fund may enter into repurchase agreements, by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a bank or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Funds the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement. The Funds will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

LOANS OF PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to broker-dealers under contracts calling for cash or eligible liquid securities as collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. A Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds, subject to the investment restrictions listed above. Any voting rights, or rights to consent, relating to securities loaned pass to the borrowers. However, if a material event affecting the investment occurs, such loans may be called so that the securities may be voted by the Fund. The Funds pay various fees in connection with such loans. If the borrower of the security does not redeliver the loaned securities as required by the terms of the loan, the Fund has rights to sell the collateral. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the collateral while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) possible inability to enforce rights and the expenses involved in enforcement or attempted enforcement.

OPTIONS

      Each Fund may engage in options transactions for hedging purposes.

      An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options may be traded on or off an established securities exchange. The Funds may engage in both types of options.

      If the holder of an option wishes to terminate its position, it may seek to effect a closing sale transaction by selling an option identical to the option previously purchased. The effect of the purchase is that the previous option position will be canceled. A Fund will realize a profit from closing out an option if the price received for selling the offsetting position is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price received for selling the offsetting option is less than the premium paid to purchase the option.

      The successful use of options depends in part on the ability of Union Planters Advisors to forecast correctly the direction and extent of interest rate or stock price movements within a given time frame. To the extent interest rates or stock prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates or stock prices move during the period that the Fund holds options positions, the Fund will pay the cost of acquiring those positions (brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

      An over-the-counter option (an option not traded on an established exchange) may be closed out only with the other party to the original option transaction. While each Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that a Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, a Fund might have to exercise an over-the-counter option it holds in order to achieve the intended hedge. Over-the-counter options are not subject to the protections afforded purchasers of exchange-listed options by the Options Clearing Corporation or other clearing organization.

      The staff of the SEC has taken the position that over-the-counter options should be treated as illiquid securities for purposes of each Fund's investment restriction prohibiting it from investing more than 15% of its net assets, in the case of a Non-Money Fund, and 10% of its net assets, in the case of a Money Fund, in illiquid securities. The Funds intend to comply with this position.

FUTURES AND RELATED OPTIONS TRANSACTIONS

      A futures contract is an agreement between two parties to buy and sell a security or commodity for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without actually delivering the security or commodity. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      Each Fund (except for the Money Funds) may buy or sell futures contracts relating to U.S. Government Securities, and may buy or sell options on such futures contracts. In addition, the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may buy or sell futures contracts relating to stock indexes, and may buy or sell options on such futures contracts.

      These Funds may use futures contracts to "hedge" against the adverse effects of broad movements in the securities markets or changes in the value of specific securities. For example, to protect against the fall in the value of its investments in long-term debt securities that would result from an increase in interest rates, the Intermediate Government Bond Fund might sell futures contracts with respect to U.S. Government Securities. Then if interest rates do rise and the value of the securities declines, the value of the futures contracts should increase. Likewise, if the Intermediate Government Bond Fund holds cash reserves and short-term investments and Union Planters Advisors expects interest rates to fall, the Fund might purchase futures contracts on U.S. Government Securities. If, as expected, the market value both of long-term debt securities and futures contracts with respect thereto increases, the Fund would benefit from a rise in the value of long-term securities without actually buying them until the market had stabilized. The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund could make similar use of stock index futures, to hedge against broad movements in stock market values.

      Options on futures contracts may also be used for hedging. For example, if the value of the Intermediate Government Bond Fund's portfolio securities is expected to decline as a result of an increase in interest rates, the Fund might purchase put options on futures contracts rather than selling futures contracts. Similarly, to hedge against an anticipated increase in the price of long-term debt securities, the Fund might purchase call options as a substitute for the purchase of futures contracts.

      When a Fund enters into a futures contract, it is required to deposit with the broker as "initial margin" an amount of cash or short-term U.S. Government Securities equal to approximately 5% of the contract amount. That amount is adjusted by payments to or from the broker ("variation margin") as the value of the contract changes. The Funds will not purchase or sell futures contracts or related options if as a result a Fund's initial margin deposits plus premiums paid for outstanding related options would be greater than 5% of such Fund's total assets. Further information concerning futures contracts and options on futures contracts is set forth below.

      Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of commodity or financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the underlying commodity or financial instrument in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until at or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. A stock index futures contract is similar except that the parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. Futures contracts are traded only on commodity exchanges - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of a contract market.

      Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, it realizes a loss.

      The purchase of (that is, assuming a long position in) or sale of (that is, assuming a short position in) a futures contract differs from the purchase or sale of a security or an option, in that no price or premium is paid or received. Instead, an amount of cash or U.S. Treasury bills generally not exceeding 5% of the contract amount must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

      Each Fund (except for the Money Funds) may engage in transactions in futures contracts for the purpose of hedging against changes in the values of securities. Each such Fund may sell such futures contracts in anticipation of a decline in the value of its investments. The risk of such a decline could be reduced without employing futures as a hedge by selling long-term debt securities or equity securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce a Fund's average yield (with respect to futures on debt securities) as a result of the shortening of maturities. The sale of futures contracts provides an alternative means of hedging a Fund against a decline in the value of its investments in debt or equity securities. As such values decline, the value of a Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the securities that are being hedged. While the Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of debt or equity securities. Employing futures as a hedge may also permit a Fund to assume a defensive posture without reducing its yield on its investments.

      Stock Index Futures. A stock index assigns relative values to the common stocks included in the index. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made.

      The Growth Equity Fund, the Growth & Income Fund and the Balanced Fund may engage in transactions in stock index futures contracts only for hedging purposes. Examples of the use of such contracts for hedging purposes include (1) the sale of a futures contract to offset possible declines in the value of securities the Fund owns and (2) the purchase of a futures contract when the Fund holds cash and seeks to protect against the possibility that the equity markets will rise before the Fund has had the opportunity to invest the cash in equity securities. As discussed below under "ADDITIONAL INFORMATION REGARDING FUND INVESTMENTS AND RELATED RISKS - Risk Factors in Options and Futures Transactions," the Fund will generally not own (or intend to own) all of the securities in the index that is the subject of the futures contract. Thus, hedging through stock index futures involves significant "correlation risk."

      Call Options on Futures Contracts. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying securities or index, it may be more or less risky than ownership of the futures contract or underlying securities. As with the purchase of a futures contract, the Funds may purchase a call option on a futures contract to hedge against a market advance when the Fund is not fully invested.

      Put Options on Futures Contracts. The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. The Funds may purchase put options on futures contracts to hedge against the risk of rising interest rates or declines in stock market prices. The Funds may purchase put options on futures contracts for the same reasons as they would sell futures contracts.

LIMITATIONS ON THE USE OF OPTIONS AND FUTURES PORTFOLIO STRATEGIES

      The Funds will not "over-hedge;" that is, no Fund will maintain open short positions in futures contracts if, in the aggregate, the value of its open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical volatility relationship between the portfolio and futures contracts.

      A Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in certain options and futures are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes set forth above. Furthermore, a Fund's ability to engage in options and futures transactions may be limited by tax considerations, CFTC rules and transaction costs.

RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

      Options Transactions. An exchange-traded option may be closed out only on a national securities exchange (an "Exchange"), which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option, with the result that the Fund would have to exercise the option in order to realize any profit. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

      The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. It is possible that the Trust, Union Planters Advisors and its affiliates and their other clients may be considered to be such a group. These position limits may restrict the Funds' ability to purchase or sell options on a particular security.

      Futures Transactions. Investment by a Fund in futures contracts involves risk. Some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. For example, if the price of the futures contract moves more than the price of the hedged security, a Fund would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged security is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of a futures contract approaches.

      Futures contracts or options thereon may be used to hedge against a possible increase in the price of securities that a Fund anticipates purchasing. In such instances, it is possible that the market may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market decline or for other reasons, the Fund may realize a loss on the futures contract or option that is not offset by a reduction in the price of securities purchased.

      The amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

      The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days.

      The successful use of transactions in futures and related options also depends on the ability of Union Planters Advisors to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates or stock index levels remain stable during the period in which a futures contract or related option is held by a Fund or such rates or index levels move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. As a result, a Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

      The Intermediate Government Bond Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Short Term Bond Fund and the Money Funds may invest in various types of asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related or private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different classes of debt securities, with some classes entitled to receive regular installments of principal and interest, other classes entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other classes entitled to receive payments of principal and accrued interest only at maturity or upon specified call dates. Different classes of securities will bear different interest rates, which may be fixed or floating. Certain classes may be entitled to receive only interest, or only principal; the value of these classes may fluctuate dramatically during periods when market interest rates are changing.

      Because the loans held in an asset pool often may be prepaid without penalty or premium (with prepayments passed through to the holders of the asset-backed securities), asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. For example, prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that a Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations ("CMOs") (see below), prepayments may be allocated to one class of securities ahead of other classes, in order to reduce the risk of prepayment for the other classes. Prepayments may result in a capital loss to the Fund to the extent that the prepaid mortgage securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by a Fund, which would be taxed as ordinary income when distributed to shareholders.

      CMOs are bonds issued by single purpose finance subsidiaries or trusts established by financial institutions, government agencies, brokerage firms or companies related to the construction industry. CMOs purchased by the Fund may be:

      - collateralized by pools of mortgages in which every mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

      - collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer of the CMO and such guarantee is collateralized by government securities; or

      - securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

      No Fund will invest more than 25% of its total assets in CMOs. The Growth Equity Fund will not invest more than 20% of its net assets in CMOs.

      A Fund may invest in non-mortgage related asset-backed securities, including interests in pools of receivables, such as credit card or other accounts receivable, student loans or motor vehicle and other installment purchase obligations and leases. The securities, which are generally issued by non-governmental entities and carry no direct or indirect government guarantee, are structurally similar to collateralized mortgage obligations and mortgage pass-through securities. Like mortgage-backed securities, other asset-backed securities are typically subject to substantial prepayment risk.

      Many mortgage-backed securities are issued or guaranteed by a U.S. Government agency or instrumentality, such as GNMA, FNMA or FHLMC; they are treated as U.S. Government Securities for purposes of the Intermediate Government Bond Fund's policy of normally investing at least 80% of its net assets in U.S. Government Securities. For purposes of this policy, this Fund will not treat as a U.S. Government Security any mortgage or other asset-backed security that is not issued or guaranteed by a U.S. Government agency, authority or instrumentality (even if the underlying mortgages or other assets are Government-guaranteed). These non-U.S. Government mortgage-backed or other asset-backed securities will normally constitute less than 20% of the Intermediate Government Bond Fund's net assets.

      The credit characteristics of mortgage-backed and other asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities (other than those issued or guaranteed by a U.S. Government agency or instrumentality) depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

      Each Fund may invest up to 10% of its total assets in securities of other investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees and other operating expenses of that investment company, which are in addition to the management fees the Fund pays Union Planters Advisors and the Fund's other expenses.

      Pursuant to the terms of an exemptive order received by the Trust from the SEC, each of the Non-Money Funds may purchase and redeem shares of the Money Funds. Any such investments will result in Union Planters Advisors receiving management fees from both the investing Fund and the relevant Money Fund. Any such investments will also count toward the investing Fund's 10% limitation described above.

                             MANAGEMENT OF THE TRUST

      Under the Declaration of Trust (as defined below) and Massachusetts law, the Board of Trustees has ultimate responsibility for the management of the Funds. Under the relevant agreements, the Trustees supervise the performance of the Funds' adviser, custodian and other service-providers.

      The Trustees and officers of the Trust and their principal occupations during the past five years are as follows:

                                                                                        PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                      POSITION WITH THE TRUST                      DURING THE PAST FIVE YEARS
---------------------                      -----------------------                      --------------------------
Trustees Who Are "Interested Persons" of the Trust*
--------------------------------------------------

Brad L. Badgley** (50)                     Trustee                                      Attorney, Brad L. Badgley, P.C.;
c/o Brad L. Badgley, P.C.                                                               Director, Magna Trust Company (an
26 Public Square                                                                        affiliate of Magna Bank, N.A.,
Belleville, Illinois 62220                                                              which merged into Union Planters
                                                                                        Bank, National Association ("Union
                                                                                        Planters Bank") in 1998) (until
                                                                                        1997); Director, Bank Star One
                                                                                        (1995 to present)

Alan W. Kennebeck*** (56)                  Trustee                                      Senior Executive Vice President,
c/o Union Planters Corporation                                                          Union Planters Corporation (since
6200 Poplar Avenue                                                                      February 2000); Chairman, Union
Memphis, TN  38119                                                                      Planters Advisors (since May 2001);
                                                                                        President, Amcore

--------
* As used in this Statement of Additional Information, the term "interested person" has the meaning assigned to it in the 1940 Act.

** Mr. Badgley is an "interested person" of the Trust by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters Advisors.

*** Mr. Kennebeck is an "interested person" of the Trust by reason of his positions with Union Planters Corporation and Union Planters Advisors.

**** Two of Mr. Maier's dependent children were part-time employees of Union Planters Bank, an affiliate of Union Planters Advisors, through September 2001 and December 2001, respectively.

***** Union Planters Advisors manages investment assets for Memorial Hospital and its affiliates.

                                                                                        PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                      POSITION WITH THE TRUST                      DURING THE PAST FIVE YEARS
---------------------                      -----------------------                      --------------------------
                                                                                        Financial (1995 - 2000)

Trustees Who Are Not "Interested Persons" of the Trust*
------------------------------------------------------

Harry R. Maier  (55) ****                  Trustee; Member of Audit Committee           President, Memorial Hospital,
c/o Memorial Hospital                                                                   Belleville, Illinois (since 1977);
4500 Memorial Drive                                                                     Chief Executive Officer of various
Belleville, IL  62226                                                                   affiliates of Memorial Hospital
                                                                                        (since 1987)*****

Neil Seitz  (59)                           Trustee; Member of Audit Committee           Professor, School of Business,
c/o School of Business                                                                  Saint Louis University (since 1975);
Saint Louis University                                                                  Dean, School of Business, Saint
3674 Lindell Blvd.                                                                      Louis University (1993 - 2002)
St. Louis, MO 63108

Eugene K. Cashman, Jr. (60)                Trustee                                      President and Chief Executive
c/o LHS, Inc.                                                                           Officer, Le Bonheur Health Systems,
1000 Ridgeway Loop Road                                                                 Inc. (since 1983); President of
Ste. 310                                                                                various affiliates of Le Bonheur
Memphis, TN  38120                                                                      Health Systems, Inc. (since 1983)

Officers of the Trust
---------------------

Walter B. Grimm (56)                       President                                    Senior Vice President, BISYS Fund
c/o BISYS Fund Services                                                                 Services, Inc. ("BISYS Fund
3435 Stelzer Road                                                                       Services") (since 1992)
Columbus, Ohio 43219

Charles L. Booth (42)                      Vice President                               Vice President, BISYS Fund Services
c/o BISYS Fund Services                                                                 (since 1988)
3435 Stelzer Road
Columbus, Ohio 43219

R. Jeffrey Young (37)                      Secretary and Treasurer                      Vice President, BISYS Fund Services
c/o BISYS Fund Services                                                                 (since 1993)
3435 Stelzer Road
Columbus, Ohio 43219

Alaina V. Metz (35)                        Assistant Secretary                          Chief Administrator, Administration
c/o BISYS Fund Services                                                                 Services, BISYS Fund Services
3435 Stelzer Road                                                                       (since 1995)
Columbus, Ohio 43219

Timothy S. Engelbrecht (45)                AML Compliance Officer                       Senior Vice President, Union
c/o Union Planters Trust & Investments                                                  Planters Advisors (since 2000);
8182 Maryland Ave.                                                                      Senior Vice President, Mercantile
                                                                                        Advisors, Inc.

                                                                                        PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                      POSITION WITH THE TRUST                      DURING THE PAST FIVE YEARS
---------------------                      -----------------------                      --------------------------
St. Louis, MO  63105
                                                                                        (1980 - 2000)

      Previous positions of officers of the Trust during the past five years with BISYS Fund Services or its affiliates are omitted if not materially different from their current positions. Mr. Grimm was first elected by the Trustees to serve as President in January 1997. Mr. Booth and Ms. Metz were first elected by the Trustees to serve as Vice President and Assistant Secretary, respectively, in October 1997. Mr. Young was first elected by the Trustees to serve as Secretary in July 2000, and as Treasurer in April 2002. Mr. Engelbrecht was first elected by the Trustees to serve as AML Compliance Officer in July 2002. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

      The Audit Committee consists of only Trustees who are not "interested persons" of the Trust. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, its internal controls, and the quality and objectivity of the Trust's financial statements and the independent audit thereof. The Audit Committee also recommends the selection, retention or termination of the Trust's independent auditors to the full Board of Trustees and acts as a liaison between the Trust's independent auditors and the full Board of Trustees. The Audit Committee met once during the fiscal year ended August 31, 2002.

      The Trust pays no compensation to its officers. Each Trustee is compensated at the rate of $5,000 per annum plus $1,000 for each meeting of the Trustees he attends. These costs are spread across all Funds of the Trust, and are allocated to each Fund pro rata based on their relative average net assets for the relevant fiscal period. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

      The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 2002 to the persons who served as Trustees during all or any portion of such fiscal year:

                                                                   TOTAL                                TOTAL
                                                                COMPENSATION                        COMPENSATION
PERSON                                                           FROM TRUST*                      FROM FUND COMPLEX*
------                                                          ------------                      ------------------
Robert R. Archibald**                                              $4,500                               $4,500
Brad L. Badgley                                                    $7,500                               $7,500
Harry R. Maier                                                     $7,500                               $7,500
Robert E. Saur**                                                   $4,500                               $4,500
Neil Seitz                                                         $8,000                               $8,000

* No compensation has been deferred by the Trustees.

** Messrs. Archibald and Saur served as Trustees of the Trust until December 2001, at which time they decided not to stand for re-election.

      As of October 28, 2002, the Trustees and officers of the Trust beneficially owned as a group less than 1% of the outstanding Institutional Shares of each Fund.

      The table below sets forth the dollar range of Fund shares held by each Trustee as of December 31, 2001.


                                                                             Dollar Range of         Aggregate Dollar
           Name of Trustee                           Fund                      Fund Shares        Range of Trust Shares
           ---------------                           ----                      -----------        ---------------------
Trustees Who Are "Interested Persons" of the Trust:

Brad L. Badgley                         Growth & Income Fund             $50,001-$100,000         $50,001-$100,000

                                        Intermediate Government Bond     $10,001-$50,000          $50,001-$100,000
                                        Fund

Alan W. Kennebeck                       Growth & Income Fund             $1-$10,000               $1-$10,000

Trustees Who Are Not "Interested Persons" of the Trust:

Harry R. Maier                          Growth & Income Fund             $10,001-$50,000          $50,001-$100,000

                                        Intermediate Government Bond     $10,001-$50,000          $50,001-$100,000
                                        Fund

                                        Money Market Fund                $50,001-$100,000         $50,001-$100,000

Neil Seitz                              Growth & Income Fund             $10,001-$50,000          $10,001-$50,000

Eugene K. Cashman, Jr.                  None                             None                     None

      Each of the Trust, Union Planters Advisors, BISYS Fund Services, and BISYS Fund Services, Limited Partnership ("BISYS, L.P." or the "Distributor"), the Trust's distributor, has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are only permitted to engage in personal securities transactions in accordance with certain conditions relating to such person's position, the identity of the security, the timing of the transaction, and similar factors. Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions of the Code of Ethics. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

      Under a separate investment advisory agreement with each Fund (each, an "Advisory Agreement"), Union Planters Advisors provides investment advice for, and supervises the investment programs of, the Funds. Union Planters Advisors, located at One South Church

Street, Suite 500, Belleville, Illinois 62220, is a wholly-owned subsidiary of Union Planters Corporation, a bank holding company incorporated in Tennessee. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the largest banking organizations in the country, with total assets of approximately $35 billion. Through their offices in several states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

      Prior to May 7, 2001, Union Planters Bank served as investment adviser to each of the Funds. On May 7, 2001, Union Planters Advisors assumed the duties of Union Planters Bank under each of the Advisory Agreements. Union Planters Bank and Union Planters Advisors are both subsidiaries of Union Planters Corporation. All of the same portfolio managers that provided services to the Funds through Union Planters Bank immediately prior to Union Planters Advisors' assumption of investment advisory duties continued to provide the same service to the Funds through Union Planters Advisors.

      Each of the Funds pays Union Planters Advisors an annual investment advisory fee based on a percentage of the Fund's average daily net assets. The amounts of each Fund's fees, and any voluntary waivers by the Adviser with respect thereto, are set forth in the Prospectus, as may be amended from time to time.

      Each Advisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an Advisory Agreement must be approved (i) by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty days' written notice, or by Union Planters Advisors upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters Advisors to eliminate all reference to the word "LEADER" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the Trust or Union Planters Advisors.

      Each Advisory Agreement provides that Union Planters Advisors shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

      Union Planters Advisors and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Funds also invest. If a Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities that a Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Funds. It is the opinion of the Trustees that the desirability of retaining Union Planters Advisors as adviser for the Funds outweighs the disadvantages, if any, which might result from these practices.

      During the last three fiscal years, each Fund paid the following amounts as investment advisory fees to Union Planters Advisors (including (i) all amounts paid by the Fund to Magna Bank, N.A., which served as investment adviser to each Fund from inception through October 1998, when Magna Bank, N.A. merged with and into Union Planters Bank, and (ii) all amounts paid by the Fund to Union Planters Bank prior to the date on which Union Planters Advisors assumed the investment advisory duties of Union Planters Bank), pursuant to the relevant Advisory Agreement:


                                 FISCAL YEAR      GROSS (BEFORE                               NET (AFTER
                                 ENDED AUGUST       VOLUNTARY                                 VOLUNTARY
         FUND                         31          REDUCTION)            REDUCTION             REDUCTION)
         ----                         --          ----------            ---------             ----------
Growth & Income Fund                 2000          $1,216,860           $405,620                $811,240

                                     2001          $1,234,375           $246,013                $988,362

                                     2002          $1,178,523           $157,135                $1,021,388

Balanced Fund                        2001          $241,651             $60,413                 $181,238

                                     2002          $357,167             $100,696                $256,471

Tax-Exempt Bond Fund                 2000          $11,613              $4,645                  $6,968

                                     2001          $103,164             $94,661                 $8,503

                                     2002          $90,179              $90,179                 $0

Intermediate Government Bond Fund    2000          $418,206             $83,640                 $334,566

                                     2001          $595,276             $119,054                $476,222

                                     2002          $572,706             $77,488                 $495,218

                                 FISCAL YEAR      GROSS (BEFORE                               NET (AFTER
                                 ENDED AUGUST       VOLUNTARY                                 VOLUNTARY
         FUND                         31          REDUCTION)            REDUCTION             REDUCTION)
         ----                         --          ----------            ---------             ----------
Short Term Bond Fund                 2001          $47,221              $38,635                 $8,586

                                     2002          $143,821             $101,699                $42,122

Tax-Exempt Money Market Fund         2001          $110,306             $82,730                 $27,576

                                     2002          $119,091             $103,441                $15,650

Money Market Fund                    2000          $743,725             $427,642                $316,083

                                     2001          $1,331,662           $545,347                $786,315

                                     2002          $1,495,350           $547,193                $948,157

Treasury Money Market Fund           2001          $340,380             $241,880                $98,500

                                     2002          $331,116             $216,272                $114,844


ADMINISTRATOR

      BISYS, L.P., under an agreement with the Trust (the "Administration Agreement"), provides management and administrative services to the Funds, and, in general, supervises the operations of the Trust. BISYS, L.P. does not provide investment advisory services. As part of its duties, BISYS, L.P. provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS, L.P. supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS, L.P. a fee for its services to each Fund at the annual rate of 0.20% of the Trust's average daily net assets.


      For the fiscal year ended August 31, 2002 pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $314,276; the Balanced Fund - $89,293; the Tax-Exempt Bond Fund - $30,914 (which is $5,158 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Intermediate Government Bond Fund - $229,085; the Short Term Bond Fund - $52,299; the Tax-Exempt Money Market Fund - $46,315 (which is $13,231 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets); the Money Market Fund - $623,707 (which is $123,975 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); and the Treasury Money Market Fund - $129,030 (which is $36,530 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.16% of the Fund's average daily net assets). For the fiscal year ended August 31, 2001, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P.

the following amounts: the Growth & Income Fund - $329,168; the Balanced Fund - $60,413; the Tax-Exempt Bond Fund - $41,266; the Intermediate Government Bond Fund - $238,111; the Short Term Bond Fund - $17,171; the Tax-Exempt Money Market Fund - $46,880 (which is $8,273 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); the Money Market Fund - $565,961 (which is $99,873 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets); and the Treasury Money Market Fund - $144,663 (which is $25,528 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets). For the fiscal year ended August 31, 2000, pursuant to the terms of the Administration Agreement, the following Funds paid BISYS, L.P. the following amounts: the Growth & Income Fund - $324,497; the Intermediate Government Bond Fund - $167,284; the Tax-Exempt Bond Fund - $4,645; and the Money Market Fund - $316,112 (which is $55,779 less than the maximum administration fees the Fund would have paid absent BISYS, L.P.'s agreement to reduce its fees to 0.17% of the Fund's average daily net assets).

ADMINISTRATIVE SERVICES PLAN


      Institutional Shares of each Fund adopted an Administrative Services Plan (the "Service Plan") effective as of September 1, 2000 (December 1, 2002 with respect to the Growth Equity Fund), as referenced in the Prospectus. This Statement contains additional information that may be of interest to investors.


      Continuance of the Service Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees that are not "interested persons" of the Funds. All material amendments to the Service Plan must be approved by the Trustees and the "disinterested" Trustees. The Service Plan may be amended to increase or otherwise change the costs Institutional Shares bear for services covered by the Service Plan without shareholder vote. The Service Plan may be terminated without penalty, at any time, by a majority of the disinterested Trustees. The Trust may compensate financial institutions that have entered into servicing agreements with the Trust pursuant to the Service Plan for providing a range of administrative support services to certain Fund shareholders that may also be customers of the financial institution.

TRUST EXPENSES

      The Trust pays the compensation of its Trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Funds; the expenses of meetings of the shareholders and Trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

      Custodial Arrangements. Union Planters Bank serves as the custodian for each of the Funds. As custodian, Union Planters Bank holds in safekeeping securities and cash belonging to the Funds and, in such capacity, is the registered owner of securities held in book entry form belonging to the Funds. Upon instruction, the custodian receives and delivers cash and securities of the Funds in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the custodian receives compensation from each Fund for such services based upon a percentage of each Fund's average daily net assets.

      Independent Accountants. The Funds' independent accountants are KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215. KPMG LLP conducts an annual audit of the Trust's financial statements, assists in the preparation of the Funds' federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

      Prior to October 19, 2000, PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215, served as the Trust's independent accountants. On October 19, 2000 the LEADER Mutual Funds dismissed PricewaterhouseCoopers LLP as their independent auditors. The LEADER Mutual Funds' Audit Committee participated in and approved the decision to change independent accountants. The LEADER Mutual Funds engaged KPMG LLP as its new independent accountants as of October 19, 2000.

      The report of KPMG LLP on the financial statements for the fiscal year ended August 31, 2002 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle. In addition, in connection with their audit for the fiscal year ended August 31, 2002, there have been no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference thereto in their report on the financial statements for such year.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the

Funds (except for the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund) will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, only the Growth Equity Fund, the Growth & Income Fund and the Balanced Fund will typically pay significant brokerage commissions with respect to securities transactions.

      It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934 (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Union Planters Advisors or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters Advisors places the Funds' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters Advisors' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters Advisors and its affiliates in advising various of their clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fees paid by the Funds are not reduced because Union Planters Advisors and its affiliates receive these services, even though Union Planters Advisors might otherwise be required to purchase some of these services for cash.

      Union Planters Advisors places all orders for the purchase and sale of portfolio investments for the Funds. In doing so, Union Planters Advisors uses its best efforts to obtain for each Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters Advisors, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      As permitted by Section 28(e) of the 1934 Act, Union Planters Advisors may cause each Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters Advisors or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters Advisors' authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trust's Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters Advisors will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

      Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's Trustees may determine, Union Planters Advisors considers sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

      Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS Fund Services, may not serve as the Funds' dealer in connection with such transactions.

      During the fiscal years ended August 31, 2000, August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the Growth & Income Fund, approximately $58,297, $55,233 and $24,317, respectively, in brokerage commissions. During the fiscal years ended August 31, 2001 and August 31, 2002, the Trust paid, on behalf of the Balanced Fund, approximately $22,480 and $2,701, respectively, in brokerage commissions. No such commissions were paid to the Trust.

      The Funds may engage in certain transactions involving affiliates. When one Fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

                            DESCRIPTION OF THE TRUST

      The Trust is a diversified open-end management investment company and is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into nine separate series - one for each of the Growth Equity Fund, the Growth & Income Fund, the Balanced Fund, the Tax-Exempt Bond Fund, the Intermediate Government Bond Fund, the Short Term Bond Fund, the Tax-Exempt Money Market Fund, the Money Market Fund and the Treasury Money Market Fund. Prior to September 1, 2000, the Trust was known as "Magna Funds." Prior to September 1, 2000 the LEADER Growth & Income Fund was known as the "Magna Growth & Income Fund;" the LEADER Tax-Exempt Bond Fund was known as the "Magna Tax-Exempt Bond Fund;" the LEADER Intermediate Government Fund was known as the "Magna Intermediate Government Bond Fund;" and the LEADER Money Market Fund was known as the "Magna Money Market Fund."

SERIES AND CLASSES OF SHARES

      The Declaration of Trust currently permits the Trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

      The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of more than one Fund.

      The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. The Trustees have designated and authorized the issuance of three different classes of shares for each Money Fund - "Institutional Shares" (formerly "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Sweep Shares." The Trustees have designated and authorized the issuance of three classes of shares for each of the Non-Money Funds of the Trust - "Institutional Shares" (formerly "Class A Shares"), "Investor A Shares" (formerly, "Investor Shares") and "Investor B Shares." The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (a new "Fund").

      The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the Trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

      Shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

      The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of Trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the Advisory Agreement relating to that series.

      There will normally be no meetings of shareholders for the purpose of electing Trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

      Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

      Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

      No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the relevant Fund itself would be unable to meet its obligations.

      The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or Trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

RECORD AND BENEFICIAL OWNERS OF 5% OR MORE OF EACH FUND'S SHARES

      The table below sets forth the names, addresses and percentage ownership of those shareholders known to the Trust as owning beneficially 5% or more of the outstanding Institutional Shares of any Fund as of October 28, 2002. Owners of 25% or more of the outstanding shares of a Fund may be presumed to "control" that Fund, as that term is defined under the 1940 Act. As of the date of this Statement, there are no shares of Growth Equity Fund outstanding.

                                         Name and Address                                                %
               Fund                      of Beneficial Owner                                         Ownership
               ----                      -------------------                                         ---------
Growth & Income Fund                     Union Planters ISTCO                                        38.84%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Sterling Trust Company as Agent                             31.15%
                                         Union Planters Bank as Trustee FBO
                                         Union Planters Corporation
                                         1380 Lawrence St., Suite 1400
                                         Denver, CO 80204

                                         Union Planters ISTCO                                        18.91%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Union Planters ISTCO                                        7.45%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Name and Address                                                %
               Fund                      of Beneficial Owner                                         Ownership
               ----                      -------------------                                         ---------
Balanced Fund                            Sterling Trust Company as Agent                             99.48%
                                         Union Planters Bank as Trustee FBO
                                         Union Planters Corporation
                                         1380 Lawrence St., Suite 1400
                                         Denver, CO 80204

Tax-Exempt Bond Fund                     Union Planters ISTCO                                        91.80%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Union Planters ISTCO                                        5.27%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

Intermediate Government Bond Fund        Union Planters ISTCO                                        55.33%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Union Planters ISTCO                                        32.37%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Sterling Trust Company as Agent                             5.59%
                                         Union Planters Bank as Trustee FBO
                                         Union Planters Corporation
                                         1380 Lawrence St., Suite 1400
                                         Denver, CO 80204

Short Term Bond Fund                     Union Planters ISTCO                                        65.86%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Sterling Trust Company as Agent                             30.82%
                                         Union Planters Bank as Trustee FBO
                                         Union Planters Corporation
                                         1380 Lawrence St., Suite 1400
                                         Denver, CO 80204

Tax-Exempt Money Market Fund             ISTCO A Partnership                                         97.41%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

Money Market Fund                        Pacific Century Trust                                       42.46%
                                         P.O. Box 3170
                                         Honolulu, HI 96802

                                         Name and Address                                                %
               Fund                      of Beneficial Owner                                         Ownership
               ----                      -------------------                                         ---------
                                         Union Planters ISTCO                                        18.67%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Sterling Trust Company as Agent                             17.75%
                                         Union Planters Bank as Trustee FBO
                                         Union Planters Corporation
                                         1380 Lawrence St., Suite 1400
                                         Denver, CO 80204

                                         Pacific Capital Diversified Fixed Income                    5.73%
                                         c/o Asset Management Dept 761
                                         130 Merchant St., Suite 370
                                         Attn: John Hoshino
                                         Honolulu, HI 96813


Treasury Money Market Fund               ISTCO A Partnership                                         66.40%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         ISTCO A Partnership                                         18.13%
                                         P.O. Box 523
                                         Bellville, IL 62222-0523

                                         Pacific Century Trust                                       8.22%
                                         P.O. Box 3170
                                         Honolulu, HI 96802


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

All Funds

      The net asset value of the shares of each Fund is determined by dividing that Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and no less frequently than once daily on each day during which there is sufficient trading in a Fund's portfolio securities that the value of that Fund's shares might be materially affected. The New York Stock Exchange is expected to be closed on the following weekdays: Thanksgiving Day, Christmas Day, New Year's Day, Presidents' Day, Good Friday, Martin Luther King, Jr. Day, Memorial Day, Independence Day and Labor Day. The Money Funds will also be closed on Columbus Day and Veterans' Day.

All Funds (Except for the Money Funds)

      Equity securities listed on an established securities exchange or on the NASDAQ National Market System are normally valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, and in the case of over-the-counter securities not so listed, at the last bid price. Long-term debt securities are valued by a pricing service, which determines valuations of normal institutional-size trading units of long-term debt securities. Such valuations are determined using methods based on market transactions for comparable securities and on various relationships between securities that are generally recognized by institutional traders. Other securities for which current market quotations are not readily available (including restricted securities, if any) and all other assets are taken at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

Money Funds

      Under normal market conditions, each of the Money Funds values its portfolio securities at "amortized cost." Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity date the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

      By using amortized cost valuation, each of the Money Funds seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The Trustees monitor quarterly the deviation between each Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters Advisors makes such comparisons at least weekly and will advise the Trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for a Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of such Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that a given Money Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

      Please see the Prospectus under "Shareholder Information" for additional information regarding services offered by the Funds.

OPEN ACCOUNTS

      A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by BISYS Fund Services, the shareholder servicing agent for the Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each fiscal year, BISYS Fund Services will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders may be charged a fee for duplicate information.

      The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

      The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

                                   REDEMPTIONS

      The procedures for redemption of Fund shares are summarized in the Prospectus under "Shareholder Information."

      Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. The circumstances under which a signature guarantee will be required are described in the Prospectus.

      If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS Fund Services at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (up to $15.00) is deducted.

      In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS Fund Services. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS Fund Services a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS, L.P., BISYS Fund Services and Union Planters Advisors are not responsible for the authenticity of withdrawal instructions received by telephone where reasonable procedures are followed to verify that telephone instructions are correct and the Trust reasonably believes that the instructions are authentic.

      The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS Fund Services in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 10 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 10 business days from the purchase date.

      Each Fund will normally redeem shares for cash; however, each Fund reserves the right to pay the redemption price wholly or partly in kind if the Board of Trustees determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period. In the event Fund shares are redeemed in kind, the Fund will attempt to distribute liquid securities.

      A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

          INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

      It is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. Please refer to "Dividends and Distributions" in the Prospectus for information regarding the frequency with which each Fund declares and pays dividends.

      Income dividends and capital gains distributions are payable in full and fractional shares of the particular Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution.

Shareholders, however, may elect to receive their income dividends or capital gains distributions, or both, in cash. The election may be made at any time by submitting a written request directly to BISYS Fund Services. In order for a change to be in effect for any dividend or distribution, it must be received by BISYS Fund Services on or before the record date for such dividend or distribution.

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

Taxation of the Funds

         Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities;
(ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the market value of its total assets in cash, U.S. Government Securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Funds may be limited in their ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Funds may change the character and amount of income recognized by the Funds. As a regulated investment company that is accorded special tax treatment, each Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         If a Fund does not qualify for taxation as a regulated investment company that is accorded special tax treatment for any taxable year, such Fund's income will be subject to corporate income taxes imposed at the Fund level, and all distributions from earnings and profits, including distributions of net exempt-interest income and net capital gain (i.e., the excess, if any, of net long-term capital gain over net short-term capital loss) will be taxable to shareholders as ordinary income. In addition, in order to re-qualify for special taxation as a regulated investment company, such Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Distributions

      Shareholders of each Fund will be subject to federal income taxes on distributions made by each Fund, whether received in cash or additional shares of the Fund, as described herein and in the Prospectus. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

      Dividends and distributions on a Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

      Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a shareholder's shares and, after that basis has been reduced to zero, will constitute capital gains to such shareholder (assuming that such shareholder held its shares as a capital asset).

      Generally a Fund may designate dividends eligible for the dividends-received deduction only to the extent that such dividends are derived from dividends paid to the Fund with respect to which the Fund could have taken the dividends-received deduction if it had been a regular corporation. The dividends-received deduction is not available to non-corporate shareholders, Subchapter S corporations or corporations who do not hold their shares for a least 46 days during the 90-day period beginning on the date that is 45 days before the ex-dividend date.

Exempt-Interest Dividends

      Each of the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund will be qualified to pay "exempt-interest dividends" to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax. Distributions that the Fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as a tax preference item in computing the AMT. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the AMT. Because Fund expenses attributable to earning tax-exempt income do not reduce the Fund's current earnings and profits, a portion of any distribution in excess of the Fund's net tax-exempt and taxable income may be considered as paid out of the Fund's earnings and profits and may therefore be treated as a taxable dividend (even though that portion represents a return of the Fund's capital).

      If a shareholder incurs or continues indebtedness to purchase or carry shares of either of the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund, that portion of interest paid or accrued on such indebtedness that equals the total interest paid or accrued on the indebtedness, multiplied by the percentage of the relevant Fund's total distributions (not including distributions from net long-term capital gains) paid to such shareholder that are exempt-interest dividends, is not deductible for federal income tax purposes. The Internal Revenue Service may consider the purchase of shares to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

      Each shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends would retain the exclusion from tax if such shareholder were treated as a "substantial user" or a "related person", as those terms are defined in the Code, with respect to facilities financed through any of the tax-exempt obligations held by the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund. In addition, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Exempt Bond Fund or the Tax-Exempt Money Market Fund may have on the taxation of your benefits.

Selling Shares

      Redemptions, sales and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

      For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent, respectively). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and shareholders should consult their tax advisors before making such an election.

      A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. If a shareholder sells Tax-Exempt Bond Fund shares held for six months or less at a loss, the loss will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to the shares. For purposes of determining whether shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

Discount Securities

      A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Hedging

      If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to such Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Such Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Foreign Securities and Taxes

      A Fund's investments in foreign securities, if any, may be subject to foreign withholding taxes. In that case, such Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate such Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

      A Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

Backup Withholding

      Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

      The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

Other

      Dividends and distributions also may be subject to state and local taxes. To the extent distributions consist of interest from securities of the U.S. Government and certain of its agencies and instrumentalities, they may be exempt from state and local income taxes. Interest from obligations that are merely guaranteed by the U.S. Government or one of its agencies generally is not entitled to this exemption. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

      The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to United States withholding tax.

      The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

                             PERFORMANCE INFORMATION

      Each Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. Each Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, On Money or Lipper Analytical Services as having the same investment objectives.

      Each Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters Advisors by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.

      Total Return. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. Each Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

      Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days in the case of the Money Market Fund) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

      Yield is calculated without regard to realized and unrealized gains and losses. A Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what a Fund's yield may be for any future period. A Fund's yields are not guaranteed.

      Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

      Yield information may be useful in reviewing a Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

      The table below sets forth the average annual total return of each Fund for the one-year, three-year and five-year periods ending August 31, 2002, and for the period from the commencement of the Funds' operations until August 31, 2002 (except for the Growth Equity Fund, for which the average annual total return for the ten-year period ending August 31, 2002 is set forth under the column entitled "Since Inception"). The performance shown is for Institutional Shares of the Funds. Institutional Shares are the continuation of the Class A Shares, the sole class of shares offered by the Funds prior to September 1, 2000, when the Class A Shares were redesignated "Institutional Shares."

AVERAGE ANNUAL RETURN OF FUND SHARES FOR THE PERIODS LISTED (EACH PERIOD ENDING AUGUST 31, 2002)


                                                            Total Return
                                                            ------------
                                          One            Three          Five          Since
                      Fund                Year           Years          Years       Inception
                      ----                ----           -----          -----       ---------
Growth Equity Fund(a)                    (22.15)%       (9.49)%         1.82%        8.56%(b)
Growth & Income Fund(c)                  (16.38)%       (9.45)%         1.56%        9.38%
Balanced Fund(d)                          (2.11)%        N/A             N/A        (3.29)%
Tax-Exempt Bond Fund(e)                    5.29%         N/A             N/A         7.31%
Intermediate Government Bond Fund(f)       8.17%         9.03%          6.80%        6.71%
Short Term Bond Fund(g)                    2.30%         N/A             N/A         3.96%


(a) Although the Growth Equity Fund did not commence operations, with respect to Institutional Shares, prior to the date of this Statement, the above-quoted performance data includes the performance of a predecessor fund for the periods before the date of this Statement, adjusted to reflect anticipated fees and expenses, absent any fee waivers, applicable to the Institutional Shares of the Growth Equity Fund. The predecessor fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Code. If the predecessor fund had been registered under the 1940 Act, its performance may have been adversely affected. The investment objective, restrictions and guidelines of the Growth Equity Fund are substantially similar in all material respects to its predecessor fund.

(b) Performance data shown is for the predecessor fund for the ten-year period ending August 31, 2002, and not since the predecessor fund's inception.

(c) With respect to Institutional Shares, the Growth & Income Fund commenced operations on September 1, 1994.

(d) With respect to Institutional Shares, the Balanced Fund commenced operations on January 3, 2001.

(e) With respect to Institutional Shares, the Tax-Exempt Bond Fund commenced operations on July 24, 2000.

(f) With respect to Institutional Shares, the Intermediate Government Bond Fund commenced operations on September 1, 1994.

(g) With respect to Institutional Shares, the Short Term Bond Fund commenced operations on January 5, 2001.

TAX EFFECTIVE YIELD OF THE TAX-EXEMPT BOND FUND

      The table below sets forth the tax effective yield on the Institutional Shares of the Tax-Exempt Bond Fund, based on the month ended August 31, 2002 and assuming a marginal tax rate of 39%:


                        Fund                         Tax Effective Yield
                        ----                         -------------------
Tax-Exempt Bond Fund                                        6.80%

YIELD FOR THE MONEY MARKET FUNDS

         The table below sets forth the yield and total effective yield of the Institutional shares of each Money Fund, in each case based on the seven days ended August 31, 2002:

                        Fund                    Yield      Effective Yield
                        ----                    -----      ---------------
Tax-Exempt Money Market Fund                    0.98%           0.99%
Money Market Fund                               1.30%           1.31%
Treasury Money Market Fund                      1.08%           1.08%


TAX EFFECTIVE YIELD OF THE TAX-EXEMPT MONEY MARKET FUND

      The table below sets forth the tax effective yield of the Institutional Shares of the Tax-Exempt Money Market Fund based on the seven days ended August 31, 2002 and assuming a marginal tax rate of 39%:

                                                Tax Effective Yield
                                                -------------------
Tax-Exempt Money Market Fund                           1.62%

                                   APPENDIX A

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS

      Obligations Backed by Full Faith and Credit of the U.S. Government - are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

      Other U.S. Government Obligations - are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

      Repurchase Agreements - are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

      Certificates of Deposit - are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

      Bankers' Acceptances - are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

      Yankee dollar Obligations - obligations of U.S. branches of foreign banks.

      Commercial Obligations - include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B

                     DESCRIPTION OF BOND RATINGS ASSIGNED BY
                        STANDARD & POOR'S CORPORATION AND
                         MOODY'S INVESTOR SERVICES, INC.


STANDARD & POOR'S CORPORATION

Corporate Bonds

                                       AAA

      This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                       AA

      Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                        A

      Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                       BBB

      Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher-rated categories.

                                 BB, B, CCC, CC

      Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper

      Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

                                        C

      The rating C is reserved for income bonds on which no interest is being paid.

                                        D

      Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTOR SERVICES, INC.

Corporate Bonds

                                       Aaa

      Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

      Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

      Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                                       Baa

      Bonds that are rated Baa are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

                                       Ba

      Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                        B

      Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                       Caa

      Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                                       Ca

      Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                        C

      Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

            1.    An application for rating was not received or accepted.

            2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

            3. There is a lack of essential data pertaining to the issue or issuer.

            4. The issue was privately placed, in which case the rating is not published in Moody's publications.

      Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

Commercial Paper

      The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

      Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Part C.  OTHER INFORMATION

Item 23.          Exhibits

                  Exhibits:

                  a.                Agreement and Declaration of Trust.(1).
                                    Amendment No. 1 to Agreement and Declaration of Trust.(8)

                  b.                By-Laws.(1)

                  c.                None.
                  d. Forms of Investment Advisory Agreements for each of LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond
                                    Fund).(3) Form of Investment Advisory
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Investment Advisory Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Investment Advisory Agreements for LEADER Treasury Money Market Fund.(8) Form of Investment Advisory Agreement for LEADER Tax-Exempt Money Market Fund.(8) Forms of Investment Advisory Agreements for each of LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Assumption Agreement between Union Planters Bank, National Association and Union Planters Investment Advisors, Inc. (10) Form of Investment Advisory Agreement for LEADER Growth Equity Fund.(12)

                  e. Forms of Distribution Agreement for each of LEADER Growth & Income Fund (formerly
                                    Magna Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Distribution

                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Amendment to Distribution Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Distribution Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Distribution Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Distribution Agreement for LEADER Growth Equity Fund.(12)
                  f.                None.
                  g. Form of Custodian Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Custodian Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Custodian Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond
                                    Fund).(5) Form of Custodian Agreement for
                                    LEADER Growth and Income Fund (formerly
                                    Magna Growth and Income Fund) LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund)
                                    LEADER Tax-Exempt Bond Fund (formerly Magna
                                    Tax-Exempt Bond Fund) LEADER Money Market
                                    Fund (formerly Magna Money Market Fund),
                                    LEADER Treasury Money Market Fund and LEADER
                                    Tax-Exempt Money Market Fund.(8) Form of
                                    Amendment to Custodian Agreement for LEADER
                                    Balanced Fund and LEADER Short Term Bond
                                    Fund.(9) Form of Amendment to Custodian
                                    Agreement for LEADER Growth Equity Fund.(12)
                  h.(i)             Form of Administration Agreement for
                                    LEADER Growth & Income Fund (formerly
                                    Magna Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Administration
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money

                                    Market Fund).(4) Form of Amendment to
                                    Administration Agreement for LEADER
                                    Tax-Exempt Bond Fund (formerly Magna
                                    Tax-Exempt Bond Fund.(5) Form of Amendment to Administration Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Administration Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Administration Agreement for LEADER Growth Equity Fund.(12)

                  h.(ii)            Form of Transfer Agency Agreement for
                                    LEADER Growth & Income Fund (formerly Magna
                                    Growth & Income Fund) and LEADER
                                    Intermediate Government Bond Fund (formerly
                                    Magna Intermediate Government Bond Fund).(2)
                                    Form of Amendment to Transfer Agency
                                    Agreement for LEADER Money Market Fund
                                    (formerly Magna Money Market Fund).(4) Form of Amendment to Transfer Agency for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund.(5) Form of Amendment to Transfer Agency Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Transfer Agency Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Transfer Agency Agreement for LEADER Growth Equity Fund.(12)

                  h.(iii) Form of Fund Accounting Agreement for LEADER Growth & Income Fund (formerly Magna Growth & Income Fund) and LEADER Intermediate Government Bond Fund (formerly Magna Intermediate Government Bond Fund).(2) Form of Amendment to Fund Accounting Agreement for LEADER Money Market Fund (formerly Magna Money Market Fund).(4) Form of Amendment to Fund Accounting Agreement for LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Amendment to Fund Accounting Agreement for LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Amendment to Fund Accounting Agreement for LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Amendment to Fund Accounting Agreement for LEADER Growth Equity Fund.(12)

                  h.(iv)            Form of Notification of Fee Waiver.(6)

                  h.(v) Form of Administrative Services Plan for Institutional Shares and Sweep Shares of each Fund.(8) Form of Amended and Restated Administrative Services Plan (Institutional Shares).(12)

                  h.(vi) Form of Rule 2a-7 Policies and Procedures for the LEADER Money Market Fund (formerly Magna Money Market Fund), LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8)

                  i. Opinion and Consent of Counsel.(2) Form of Opinion and Consent with respect to LEADER Tax-Exempt Bond Fund (formerly Magna Tax-Exempt Bond Fund).(5) Form of Opinion and Consent of Counsel with respect to LEADER Treasury Money Market Fund and LEADER Tax-Exempt Money Market Fund.(8) Form of Opinion and Consent of Counsel with respect to LEADER Balanced Fund and LEADER Short Term Bond Fund.(9) Form of Opinion and Consent of Counsel with respect to LEADER Growth Equity Fund.(12)


                  j.                Consent of Independent Auditors - Exhibit 1

                  k.                None.

                  l. Form of Organizational Expense Reimbursement Agreement(2); Letter regarding sale of initial shares.(2)
                  m. Form of Amended and Restated LEADER Mutual Funds Distribution and Service Plan for Investor Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. (12)

                  n. Form of LEADER Mutual Funds Multi-Class Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940.(12)
                  o.                Powers of Attorney of Harry R. Maier,
                                    Neil Seitz and Brad L. Badgley.(3) Powers of Attorney of Eugene K. Cashman, Jr. and Alan W. Kennebeck.(11)

                  p. Form of Code of Ethics for each of LEADER Mutual Funds and Union Planters Bank, National Association (7) Form of Amended Code of Ethics for Union Planters Investment Advisors, Inc.(10)

--------------------
         (1) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 20, 1996.

         (2) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 18, 1997.

         (3) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on November 30, 1998.

         (4) Incorporated by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on March 15, 1999.

         (5) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 18, 1999.

         (6) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 30, 1999.

         (7) Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on June 13, 2000.

         (8) Incorporated by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on August 31, 2000.

         (9) Incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 17, 2000.

         (10) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on October 31, 2001.

         (11) Incorporated by reference to Post-Effective Amendment No. 16 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 28, 2002.
         (12) Incorporated by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement (File No. 33-78408) filed electronically with the Secruties and Exchange Commission on March 15, 2002.

Item 24.          Persons Controlled by or under Common Control with Registrant

                  None.

Item 25.          Indemnification

                  See Item 27 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-78408) filed on July 15, 1994, which is hereby incorporated by reference.

Item 26.          Business and Other Connections of Investment Adviser

                  (a) Union Planters Investment Advisors, Inc. ("Union Planters Advisors"), the adviser to the Registrant, is a wholly-owned subsidiary of Union Planters Corporation, a bank holding company headquartered in Memphis, Tennessee.

                  (b) The name, address and principal occupation of Union Planters Advisors' directors and principal executive officers are as follows:



                                                                          Other Substantial
                                     Position with                        Business, Profession,
Name                                 the Adviser                          Vocation or Employment
----                                 -----------                          ----------------------


Alan W.  Kennebeck                   Chairman of the                      Senior Executive Vice President -
                                     Board                                Retail Services
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy
                                                                          Memphis, TN 38017

Bobby L. Doxey                       Director                             Senior Executive Vice President
                                                                          and Chief Financial Officer,
                                                                          Union Planters Corporation
                                                                          7130 Goodlett Farms Pkwy
                                                                          Memphis, TN 38017

Michael A. Christina                 Director                             None



Lewis G. Laughlin                    Director,                            None
                                     President




                  (c) Created in 2001, Union Planters Advisors is a wholly-owned subsidiary of Union Planters Corporation, a multi-state bank holding company headquartered in Memphis, Tennessee. Union Planters Advisors provides advisory services to the LEADER Mutual Funds, trust company clients and other accounts. Union Planters Corporation is one of the largest banking organizations in the country, with assets of approximately $34 billion.

Item 27(a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies (other than LEADER Mutual Funds):

Alpine Equity Trust
Ambassador Funds
American Independence Funds Trust
American Performance Funds
AmSouth Funds
BB&T Funds
The Coventry Group
The Eureka Funds
The Hirtle Callaghan Trust
HSBC Advisor Funds Trust
HSBC Funds Trust
HSBC Investor Funds
HSBC Mutual Funds Trust
The Infinity Mutual Funds, Inc.
MMA Praxis Mutual Funds
The M.S.D.&T. Funds, Inc.
Old Westbury Funds, Inc.
Pacific Capital Funds
USAllianz Variable Insurance Products Trust
Variable Insurance Funds
The Victory Portfolios
The Victory Variable Insurance Funds
The Willamette Funds
Vintage Mutual Funds, Inc.



BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b)   Information about the partners of BISYS is set forth below:



Name and Address                 Position with Underwriter          Position with Fund
--------------------------       -------------------------          ------------------
WC Subsidiary Corporation        Sole Limited Partner                   None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.*       Sole General Partner                   None
3435 Stelzer Road
Columbus, OH 43219

* Jocelyn E. Fullmer - Executive Representative
  William J. Tomko - Supervising Principal


Item 27(c)        Not applicable.

Item 28.          Location of Accounts and Records

                  Union Planters Bank, National Association maintains possession of the documents required to be maintained by Rule 31 under the Investment Company Act of 1940.

Item 29.          Management Services

                  Not applicable.

Item 30.          Undertakings

                  None.

                              ********************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of LEADER Mutual Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant, LEADER Mutual Funds, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its registration statement under Rule 485(b) under the Securities Act and has caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 7th day of November, 2002.

                                                     LEADER MUTUAL FUNDS


                                                     By:   /s/ Walter B. Grimm
                                                           --------------------
                                                           Walter B. Grimm
                                                           President

         Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Walter B. Grimm
------------------------
Walter B. Grimm
President
Date: November 7, 2002


/s/ R. Jeffrey Young
------------------------
R. Jeffrey Young
Treasurer (Chief Accounting Officer)
Date: November 7, 2002

*BRAD L. BADGLEY
------------------------
Brad L. Badgley
Trustee

*Alan W. Kennebeck         *NEIL SEITZ
------------------------   ------------
Alan W. Kennebeck          Neil Seitz
Trustee                    Trustee

*Eugene K. Cashman, Jr.    *HARRY R. MAIER        *By: /s/ Walter B. Grimm
------------------------   ---------------             -------------------
Eugene K. Cashman, Jr.     Harry R. Maier              Walter B. Grimm
Trustee                    Trustee                     Attorney in Fact
                                                       Date: November 7, 2002

                                 EXHIBIT INDEX


Exhibit No.         Name of Exhibit
-----------         ---------------


    1.              Consent of Independent Auditors